================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-5586

                     Oppenheimer California Municipal Fund
                     -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON           MATURITY     VALUE
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-116.3%
CALIFORNIA-107.3%
 $   100,000  Adelanto, CA Elementary School
              District Community Facilities
              District No. 1(1)                    4.900%         09/01/2014    $    89,378
--------------------------------------------------------------------------------------------
   2,675,000  Adelanto, CA Elementary School
              District Community Facilities
              District No. 1(1)                    5.250          09/01/2026      1,880,044
--------------------------------------------------------------------------------------------
   7,310,000  Adelanto, CA Elementary School
               District Community Facilities
              District No. 1(1)                    5.350          09/01/2036      4,553,326
--------------------------------------------------------------------------------------------
   2,035,000  Adelanto, CA Elementary School
              District Community Facilities
              District No. 1(1)                    5.400          09/01/2036      1,277,492
--------------------------------------------------------------------------------------------
      55,000  Adelanto, CA Improvement Agency,
              Series B(1)                          5.500          12/01/2023         49,056
--------------------------------------------------------------------------------------------
   1,125,000  Adelanto, CA Public Utility
              Authority(1)                         6.750          07/01/2039      1,083,780
--------------------------------------------------------------------------------------------
   2,000,000  Agua Mansa, CA Industrial Growth
              Assoc. Special Tax(1)                6.500          09/01/2033      1,935,800
--------------------------------------------------------------------------------------------
   1,640,000  Alhambra, CA (Atherton Baptist
              Homes)(1)                            7.500          01/01/2030      1,657,417
--------------------------------------------------------------------------------------------
   1,000,000  Alhambra, CA (Atherton Baptist
              Homes)(1)                            7.625          01/01/2040      1,012,910
--------------------------------------------------------------------------------------------
      25,000  Alvord, CA Unified School
              District Community Facilities
              District(1)                          5.875          09/01/2034         21,230
--------------------------------------------------------------------------------------------
     100,000  Alvord, CA Unified School
              District Community Facilities
              District Special Tax(1)              4.500          09/01/2017         94,702
--------------------------------------------------------------------------------------------
   1,295,000  Alvord, CA Unified School
              District Community Facilities
              District Special Tax(1)              5.000          09/01/2036        907,717
--------------------------------------------------------------------------------------------
   1,580,000  Alvord, CA Unified School
              District Community Facilities
              District Special Tax(1)              5.000          09/01/2036      1,107,485
--------------------------------------------------------------------------------------------
     975,000  Anaheim, CA Community Facilities
              District Special Tax (Platinum
              Triangle)(1)                         6.125          09/01/2031        895,928
--------------------------------------------------------------------------------------------
     980,000  Anaheim, CA Community Facilities
              District Special Tax (Platinum
              Triangle)(1)                         6.125          09/01/2032        891,643
--------------------------------------------------------------------------------------------
   3,000,000  Anaheim, CA Public Financing
              Authority (Anaheim Electric
              System Distribution)(2)              5.250          10/01/2034      3,019,410
--------------------------------------------------------------------------------------------
   7,000,000  Anaheim, CA Public Financing
              Authority (Anaheim Electric
              System Distribution)(2)              5.250          10/01/2039      7,045,290
--------------------------------------------------------------------------------------------
     500,000  Arvin, CA Community Redevel.
              Agency(1)                            5.000          09/01/2025        402,585
--------------------------------------------------------------------------------------------
   2,435,000  Arvin, CA Community Redevel.
              Agency(1)                            5.125          09/01/2035      1,711,172
--------------------------------------------------------------------------------------------
     600,000  Arvin, CA Community Redevel.
              Agency Tax Allocation(1)             6.500          09/01/2038        508,128
--------------------------------------------------------------------------------------------
     975,000  Azusa, CA Special Tax Community
              Facilities District No. 05-1(1)      5.000          09/01/2021        892,866
--------------------------------------------------------------------------------------------
   1,000,000  Bakersfield, CA Improvement Bond
              Act 1915(1)                          5.000          09/02/2027        738,510
--------------------------------------------------------------------------------------------
     850,000  Bakersfield, CA Improvement Bond
              Act 1915(1)                          5.125          09/02/2026        704,268
--------------------------------------------------------------------------------------------
     465,000  Bakersfield, CA Improvement Bond
              Act 1915(1)                          5.350          09/02/2022        400,593
--------------------------------------------------------------------------------------------
   1,260,000  Bakersfield, CA Improvement Bond
              Act 1915(1)                          5.400          09/02/2025      1,029,029
--------------------------------------------------------------------------------------------
   1,630,000  Bakersfield, CA Improvement Bond
              Act 1915(1)                          7.375          09/02/2028      1,558,557
--------------------------------------------------------------------------------------------
  10,000,000  Bay Area CA Toll Authority (San
              Francisco Bay Area)(2)               5.500          04/01/2043     10,245,000
--------------------------------------------------------------------------------------------
  10,000,000  Bay Area CA Toll Authority (San
              Francisco Bay Area)(2)               5.625          04/01/2044     10,341,500
--------------------------------------------------------------------------------------------
   2,700,000  Beaumont, CA Financing
              Authority, Series A(1)               5.350          09/01/2036      2,195,883
--------------------------------------------------------------------------------------------

1 |     Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON         MATURITY      VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-------------------------------------------------------------------------------------------
$ 1,050,000  Beaumont, CA Financing
             Authority, Series A(1)                6.875%         09/01/2036    $1,046,745
-------------------------------------------------------------------------------------------
      5,000  Beaumont, CA Financing
             Authority, Series A(1)                7.000          09/01/2023         5,000
-------------------------------------------------------------------------------------------
    685,000  Beaumont, CA Financing
             Authority, Series B(1)                5.000          09/01/2027       555,686
-------------------------------------------------------------------------------------------
  3,170,000  Beaumont, CA Financing
             Authority, Series B(1)                5.050          09/01/2037     2,291,530
-------------------------------------------------------------------------------------------
  1,525,000  Beaumont, CA Financing
             Authority, Series B(1)                6.000          09/01/2034     1,336,495
-------------------------------------------------------------------------------------------
    500,000  Beaumont, CA Financing
             Authority, Series B(1)                6.000          09/01/2034       460,585
-------------------------------------------------------------------------------------------
    450,000  Beaumont, CA Financing
             Authority, Series B(1)                8.625          09/01/2039       455,477
-------------------------------------------------------------------------------------------
    225,000  Beaumont, CA Financing
             Authority, Series B(1)                8.875          09/01/2034       230,654
-------------------------------------------------------------------------------------------
  2,340,000  Beaumont, CA Financing
             Authority, Series C(1)                5.500          09/01/2035     1,975,405
-------------------------------------------------------------------------------------------
  2,000,000  Beaumont, CA Financing
             Authority, Series D(1)                5.800          09/01/2035     1,750,600
-------------------------------------------------------------------------------------------
  3,245,000  Beaumont, CA Financing
             Authority, Series E(1)                6.250          09/01/2038     2,881,885
-------------------------------------------------------------------------------------------
  1,535,000  Berkeley, CA (Animal Shelter)
             COP(1)                                5.750          08/01/2040     1,560,174
-------------------------------------------------------------------------------------------
    500,000  Blythe, CA Community Facilities
             District Special Tax (Hidden
             Beaches)(1)                           5.300          09/01/2035       366,460
-------------------------------------------------------------------------------------------
     30,000  Blythe, CA Redevel. Agency
             (Redevel. Project No. 1 Tax
             Allocation)(1)                        5.650          05/01/2029        25,461
-------------------------------------------------------------------------------------------
  2,300,000  Blythe, CA Redevel. Agency
             (Redevel. Project No. 1 Tax
             Allocation)(1)                        9.750          05/01/2038     2,313,064
-------------------------------------------------------------------------------------------
  7,430,000  Brentwood, CA Infrastructure
             Financing Authority(1)                5.200          09/02/2036     4,984,564
-------------------------------------------------------------------------------------------
     25,000  Buena Park, CA Special Tax (Park
             Mall)(1)                              6.100          09/01/2028        22,140
-------------------------------------------------------------------------------------------
     60,000  Butte County, CA Hsg. Authority
             (Affordable Hsg. Pool)(1)             7.000          10/01/2020        60,005
-------------------------------------------------------------------------------------------
  3,000,000  CA ABAG Finance Authority for
             NonProfit Corporations (Casa De
             Las Campanas)(1)                      6.000          09/01/2037     2,964,510
-------------------------------------------------------------------------------------------
    500,000  CA ABAG Finance Authority for
             NonProfit Corporations (Hamlin
             School)(1)                            5.000          08/01/2037       440,860
-------------------------------------------------------------------------------------------
  1,300,000  CA ABAG Finance Authority for
             NonProfit Corporations (Odd
             Fellows Home of California)(1)        5.200          11/15/2022     1,304,420
-------------------------------------------------------------------------------------------
    105,000  CA ABAG Finance Authority for
             NonProfit Corporations (Odd
             Fellows Home of California)(1)        5.350          11/15/2032        97,945
-------------------------------------------------------------------------------------------
     65,000  CA ABAG Finance Authority for
             NonProfit Corporations (Redding
             Assisted Living Corp.)(1)             5.250          11/15/2031        47,087
-------------------------------------------------------------------------------------------
     10,000  CA ABAG Finance Authority for
             NonProfit Corporations COP
             (Merced Family Health Centers)(1)     5.950          01/01/2024        10,005
-------------------------------------------------------------------------------------------
     25,000  CA ABAG Finance Authority for
             NonProfit Corporations COP (Palo
             Alto Gardens Apartments)(1)           5.350          10/01/2029        24,036
-------------------------------------------------------------------------------------------
  4,300,000  CA ABAG Finance Authority for
             NonProfit Corporations COP
             (Redwood Senior Homes &
             Services)(1)                          6.125          11/15/2032     3,951,356
-------------------------------------------------------------------------------------------
     75,000  CA Affordable Hsg. Agency
             (Merced County Hsg. Authority)(1)     6.000          01/01/2023        67,528
-------------------------------------------------------------------------------------------
     20,000  CA Bay Area Government
             Association(1)                        4.125          09/01/2019        17,283
-------------------------------------------------------------------------------------------
 10,530,000  CA County Tobacco Securitization
             Agency(1)                             5.000          06/01/2047     6,258,084
-------------------------------------------------------------------------------------------
 39,700,000  CA County Tobacco Securitization
             Agency                               5.750(3)        06/01/2057       280,282
-------------------------------------------------------------------------------------------
 16,570,000  CA County Tobacco Securitization
             Agency                               5.820(3)        06/01/2033     1,419,386
-------------------------------------------------------------------------------------------
 45,600,000  CA County Tobacco Securitization
             Agency                               6.125(3)        06/01/2057       301,872
-------------------------------------------------------------------------------------------

2 |     Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON             MATURITY     VALUE
----------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------
 $ 20,000,000  CA County Tobacco Securitization
               Agency                               6.300(3)%       06/01/2055    $   148,200
----------------------------------------------------------------------------------------------
   82,110,000  CA County Tobacco Securitization
               Agency                               6.423(3)        06/01/2046      2,388,580
----------------------------------------------------------------------------------------------
   51,500,000  CA County Tobacco Securitization
               Agency                               6.700(3)        06/01/2057        305,395
----------------------------------------------------------------------------------------------
   55,250,000  CA County Tobacco Securitization
               Agency                               6.901(3)        06/01/2057        263,543
----------------------------------------------------------------------------------------------
   71,700,000  CA County Tobacco Securitization
               Agency                               7.000(3)        06/01/2055        590,091
----------------------------------------------------------------------------------------------
  347,900,000  CA County Tobacco Securitization
               Agency                               7.550(3)        06/01/2055      1,809,080
----------------------------------------------------------------------------------------------
  173,750,000  CA County Tobacco Securitization
               Agency                               7.553(3)        06/01/2055        903,500
----------------------------------------------------------------------------------------------
  409,500,000  CA County Tobacco Securitization
               Agency                               8.251(3)        06/01/2055      2,129,400
----------------------------------------------------------------------------------------------
      850,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.100          06/01/2028        680,315
----------------------------------------------------------------------------------------------
   19,815,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.125          06/01/2038     13,163,303
----------------------------------------------------------------------------------------------
    3,725,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.125          06/01/2038      2,474,555
----------------------------------------------------------------------------------------------
   11,315,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.250          06/01/2045      6,975,811
----------------------------------------------------------------------------------------------
    6,000,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.250          06/01/2046      3,513,540
----------------------------------------------------------------------------------------------
    8,000,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.450          06/01/2028      6,401,360
----------------------------------------------------------------------------------------------
   15,275,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.600          06/01/2036     10,938,275
----------------------------------------------------------------------------------------------
   30,235,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.650          06/01/2041     20,922,922
----------------------------------------------------------------------------------------------
   28,405,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.700          06/01/2046     19,435,837
----------------------------------------------------------------------------------------------
    4,375,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.750          06/01/2029      4,002,556
----------------------------------------------------------------------------------------------
    9,345,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.875          06/01/2035      7,100,518
----------------------------------------------------------------------------------------------
    1,250,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      5.875          06/01/2043        920,175
----------------------------------------------------------------------------------------------
   10,545,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      6.000          06/01/2035      8,204,748
----------------------------------------------------------------------------------------------
   11,280,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      6.000          06/01/2042      8,481,545
----------------------------------------------------------------------------------------------
    9,340,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      6.125          06/01/2038      7,285,107
----------------------------------------------------------------------------------------------
       50,000  CA County Tobacco Securitization
               Agency (TASC)(1)                      6.125          06/01/2043         38,213
----------------------------------------------------------------------------------------------
   86,970,000  CA County Tobacco Securitization
               Agency (TASC)                        6.375(3)        06/01/2046      2,446,466
----------------------------------------------------------------------------------------------
   65,800,000  CA County Tobacco Securitization
               Agency (TASC)                        6.600(3)        06/01/2046      1,567,356
----------------------------------------------------------------------------------------------
    9,975,000  CA Dept. of Veterans Affairs
               Home Purchase(2)                      5.000          12/01/2027      9,399,853
----------------------------------------------------------------------------------------------
       80,000  CA Dept. of Veterans Affairs
               Home Purchase(1)                      5.200          12/01/2027         80,018
----------------------------------------------------------------------------------------------
   10,000,000  CA Dept. of Veterans Affairs
               Home Purchase(2)                      5.250          12/01/2037      8,858,100
----------------------------------------------------------------------------------------------
   10,000,000  CA Dept. of Water Resources
               (Center Valley)(1)                    5.250          12/01/2035     10,471,300
----------------------------------------------------------------------------------------------
       10,000  CA Dept. of Water Resources
               (Center Valley)                       5.400          07/01/2012         10,040
----------------------------------------------------------------------------------------------
    4,405,000  CA Educational Facilities
               Authority (California College of
               Arts & Crafts)(1)                     5.000          06/01/2035      3,390,264
----------------------------------------------------------------------------------------------
      300,000  CA Educational Facilities
               Authority (California College of
               Arts & Crafts)(1)                     5.750          06/01/2025        281,262
----------------------------------------------------------------------------------------------
       40,000  CA Educational Facilities
               Authority (California College of
               Arts & Crafts)(1)                     5.875          06/01/2030         36,472
----------------------------------------------------------------------------------------------
    1,750,000  CA Educational Facilities
               Authority (Loyola Marymount
               University)(1)                        5.125          10/01/2040      1,617,700
----------------------------------------------------------------------------------------------
    1,250,000  CA Educational Facilities
               Authority (San Francisco
               University)(1)                        6.125          10/01/2036      1,288,775
----------------------------------------------------------------------------------------------
       10,000  CA GO(1)                              5.000          10/01/2023         10,005
----------------------------------------------------------------------------------------------
        5,000  CA GO(1)                              5.125          02/01/2027          5,011
----------------------------------------------------------------------------------------------
        5,000  CA GO(1)                              5.125          06/01/2031          4,994
----------------------------------------------------------------------------------------------

3 |     Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON           MATURITY     VALUE
--------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------
 $    35,000  CA GO(1)                             5.250%         06/01/2021    $    35,104
--------------------------------------------------------------------------------------------
       5,000  CA GO(1)                             5.500          10/01/2022          5,072
--------------------------------------------------------------------------------------------
   1,500,000  CA GO(1)                             6.000          03/01/2033      1,605,435
--------------------------------------------------------------------------------------------
      60,000  CA GO(1)                             6.250          10/01/2019         61,099
--------------------------------------------------------------------------------------------
     200,000  CA GO(1)                             6.250          10/01/2019        203,662
--------------------------------------------------------------------------------------------
  10,000,000  CA GO(1)                             6.500          04/01/2033     11,001,700
--------------------------------------------------------------------------------------------
  20,000,000  CA Golden State Tobacco
              Securitization Corp. (TASC)(1)      0.000(4)        06/01/2037     11,451,800
--------------------------------------------------------------------------------------------
  30,895,000  CA Golden State Tobacco
              Securitization Corp. (TASC)(1)       5.125          06/01/2047     18,850,584
--------------------------------------------------------------------------------------------
   2,030,000  CA Health Facilities Financing
              Authority (Community Programs
              for Persons with Developmental
              Disabilities)(1)                     6.250          02/01/2026      2,104,603
--------------------------------------------------------------------------------------------
     430,000  CA Health Facilities Financing
              Authority (Hospital of the Good
              Samaritan)(1)                        7.000          09/01/2021        409,334
--------------------------------------------------------------------------------------------
   2,000,000  CA Health Facilities Financing
              Authority (Northern California
              Presbyterian Homes & Services)(1)    5.125          07/01/2018      2,000,580
--------------------------------------------------------------------------------------------
  14,215,000  CA Health Facilities Financing
              Authority (Providence Health &
              Service/Provident Health System-
              Oregon Obligated Group)2             5.500          10/01/2039     14,173,762
--------------------------------------------------------------------------------------------
     100,000  CA Health Facilities Financing
              Authority (Providence Health
              System-Southern California)(1)       6.250          10/01/2028        109,025
--------------------------------------------------------------------------------------------
   5,000,000  CA Health Facilities Financing
              Authority (SJHS/SJHCN/SJHE/SJHO
              Obligated Group)(1)                  5.750          07/01/2039      4,707,900
--------------------------------------------------------------------------------------------
      80,000  CA Health Facilities Financing
              Authority (Sutter Health)(1)         5.350          08/15/2028         78,142
--------------------------------------------------------------------------------------------
   9,455,000  CA HFA (Home Mtg.)(1)                5.500          02/01/2042      9,616,113
--------------------------------------------------------------------------------------------
      25,000  CA HFA (Multifamily Hsg.)(1)         5.375          08/01/2028         23,954
--------------------------------------------------------------------------------------------
     275,000  CA HFA (Multifamily Hsg.)(1)         5.950          08/01/2028        257,791
--------------------------------------------------------------------------------------------
   2,700,000  CA HFA (Multifamily Hsg.)(1)         6.050          08/01/2027      2,721,303
--------------------------------------------------------------------------------------------
     400,000  CA HFA (Multifamily Hsg.),
              Series A(1)                          5.900          02/01/2028        399,984
--------------------------------------------------------------------------------------------
      95,000  CA HFA (Multifamily Hsg.),
              Series B(1)                          5.500          08/01/2039         78,246
--------------------------------------------------------------------------------------------
   5,325,000  CA HFA, Series C(1)                  5.750          08/01/2030      5,403,065
--------------------------------------------------------------------------------------------
   1,000,000  CA Independent Cities Finance
              Authority Mobile Home Park
              (Lamplighter Salinas)(1)             6.250          07/15/2045        925,960
--------------------------------------------------------------------------------------------
      40,000  CA Independent Cities Lease
              Finance Authority (Caritas
              Affordable Hsg.)(1)                  5.375          08/15/2040         32,623
--------------------------------------------------------------------------------------------
     110,000  CA Lee Lake Water District
              Community Facilities District
              No. 1 (Sycamore Creek)(1)            6.000          09/01/2033         97,766
--------------------------------------------------------------------------------------------
  10,000,000  CA M-S-R Energy Authority(1)         6.500          11/01/2039     10,317,200
--------------------------------------------------------------------------------------------
      65,000  CA M-S-R Public Power Agency
              (San Juan)(1)                        6.000          07/01/2022         67,282
--------------------------------------------------------------------------------------------
      10,000  CA MobileHome Park Financing
              Authority (Palomar Estates East
              & West)(1)                           5.100          09/15/2023          8,801
--------------------------------------------------------------------------------------------
   1,000,000  CA Municipal Finance Authority
              (INSD-Lincoln Glen Manor for
              Senior Citizens)(1)                  6.000          04/01/2031      1,010,080
--------------------------------------------------------------------------------------------
   1,500,000  CA Municipal Finance Authority
              (OCEAA)(1)                           7.000          10/01/2039      1,363,500
--------------------------------------------------------------------------------------------

4 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON           MATURITY     VALUE
---------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------
 $  1,750,000  CA Municipal Finance Authority
               (Pilgrim Place Claremont)(1)         5.875%         05/15/2029    $ 1,777,948
---------------------------------------------------------------------------------------------
    1,000,000  CA Municipal Finance Authority
               (Pilgrim Place Claremont)(1)         6.125          05/15/2039      1,013,890
---------------------------------------------------------------------------------------------
    1,400,000  CA Pollution Control Financing
               Authority (Sacramento Biosolids
               Facility)(1)                         5.500          12/01/2024      1,095,696
---------------------------------------------------------------------------------------------
       85,000  CA Pollution Control Financing
               Authority (San Diego Gas &
               Electric Company)(1)                 5.850          06/01/2021         85,254
---------------------------------------------------------------------------------------------
      955,000  CA Pollution Control Financing
               Authority (San Diego Gas &
               Electric Company)(1)                 5.850          06/01/2021        957,855
---------------------------------------------------------------------------------------------
    2,500,000  CA Public Works(1)                   6.000          03/01/2035      2,517,650
---------------------------------------------------------------------------------------------
      365,000  CA Public Works(1)                   6.125          11/01/2029        377,950
---------------------------------------------------------------------------------------------
    7,750,000  CA Public Works(1)                   6.375          11/01/2034      8,019,545
---------------------------------------------------------------------------------------------
    6,550,000  CA Public Works(1)                   6.625          11/01/2034      6,920,010
---------------------------------------------------------------------------------------------
      735,000  CA Public Works (Dept. of
               Corrections)(1)                      5.250          06/01/2028        708,070
---------------------------------------------------------------------------------------------
      900,000  CA Public Works (Dept. of Health
               Services)(1)                         5.500          11/01/2015        907,254
---------------------------------------------------------------------------------------------
      900,000  CA Public Works (Dept. of Mental
               Health)(1)                           5.000          11/01/2031        809,811
---------------------------------------------------------------------------------------------
   14,825,000  CA Public Works (Regents
               University)(2)                       5.000          04/01/2034     13,994,191
---------------------------------------------------------------------------------------------
      125,000  CA Public Works (Trustees
               California State University)(1)      6.000          04/01/2027        129,980
---------------------------------------------------------------------------------------------
    2,810,000  CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.)(1)    5.500          08/01/2047      1,437,371
---------------------------------------------------------------------------------------------
      350,000  CA Rural Home Mtg. Finance
               Authority (Single Family Mtg.)(1)    5.500          08/01/2047        161,301
---------------------------------------------------------------------------------------------
   17,650,000  CA Silicon Valley Tobacco
               Securitization Authority             5.850(3)       06/01/2047        329,526
---------------------------------------------------------------------------------------------
  165,000,000  CA Silicon Valley Tobacco
               Securitization Authority             6.300(3)       06/01/2056        983,400
---------------------------------------------------------------------------------------------
  100,000,000  CA Silicon Valley Tobacco
               Securitization Authority             6.850(3)       06/01/2056        536,000
---------------------------------------------------------------------------------------------
   36,465,000  CA Silicon Valley Tobacco
               Securitization Authority             7.663(3)       06/01/2041      1,706,197
---------------------------------------------------------------------------------------------
  108,920,000  CA Silicon Valley Tobacco
               Securitization Authority             8.597(3)       06/01/2036      8,892,229
---------------------------------------------------------------------------------------------
       95,000  CA Statewide CDA(1)                  5.000          09/02/2018         87,401
---------------------------------------------------------------------------------------------
      135,000  CA Statewide CDA(1)                  5.000          09/02/2019        120,582
---------------------------------------------------------------------------------------------
      235,000  CA Statewide CDA(1)                  5.125          09/02/2020        206,455
---------------------------------------------------------------------------------------------
    2,855,000  CA Statewide CDA(1)                  5.125          09/02/2025      2,243,944
---------------------------------------------------------------------------------------------
    8,070,000  CA Statewide CDA(1)                  5.200          09/02/2036      5,451,366
---------------------------------------------------------------------------------------------
      100,000  CA Statewide CDA                    6.527(3)        09/01/2028         28,712
---------------------------------------------------------------------------------------------
       75,000  CA Statewide CDA(1)                  6.625          09/01/2027         73,636
---------------------------------------------------------------------------------------------
       50,000  CA Statewide CDA(1)                  6.750          09/01/2037         46,907
---------------------------------------------------------------------------------------------
      100,000  CA Statewide CDA                     6.773(3)       09/01/2034         17,458
---------------------------------------------------------------------------------------------
       15,000  CA Statewide CDA(1)                  7.000          07/01/2022         15,004
---------------------------------------------------------------------------------------------
    3,000,000  CA Statewide CDA (Aspire Public
               Schools)(1)                          6.000          07/01/2040      2,632,020
---------------------------------------------------------------------------------------------
    5,040,000  CA Statewide CDA (Berkeley
               Montessori School)(5)                7.250          10/01/2033      5,014,951
---------------------------------------------------------------------------------------------
      780,000  CA Statewide CDA (Citrus Gardens
               Apartments)(1)                       6.500          07/01/2032        660,028
---------------------------------------------------------------------------------------------
    1,335,000  CA Statewide CDA (Citrus Gardens
               Apartments)(1)                       9.000          07/01/2032      1,128,449
---------------------------------------------------------------------------------------------
       75,000  CA Statewide CDA (East Campus
               Apartments)(1)                       5.625          08/01/2034         66,197
---------------------------------------------------------------------------------------------
    1,350,000  CA Statewide CDA (East Tabor
               Apartments)(1)                       6.850          08/20/2036      1,418,675
---------------------------------------------------------------------------------------------

5 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON            MATURITY     VALUE
----------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------
 $     50,000  CA Statewide CDA (Eastfield Ming
               Quong)                                5.500%         06/01/2012    $    50,130
----------------------------------------------------------------------------------------------
    1,250,000  CA Statewide CDA (Enloe Medical
               Center)(1)                            6.250          08/15/2033      1,276,613
----------------------------------------------------------------------------------------------
    5,000,000  CA Statewide CDA (Fairfield
               Apartments)(6)                        7.250          01/01/2035      1,992,200
----------------------------------------------------------------------------------------------
       60,000  CA Statewide CDA (GP Steinbeck)      5.492(3)        03/20/2022         32,186
----------------------------------------------------------------------------------------------
    1,000,000  CA Statewide CDA (Huntington
               Park Charter School)(1)               5.250          07/01/2042        705,690
----------------------------------------------------------------------------------------------
    1,145,000  CA Statewide CDA (International
               School Peninsula)(1)                  5.000          11/01/2025        938,442
----------------------------------------------------------------------------------------------
    1,000,000  CA Statewide CDA (International
               School Peninsula)(1)                  5.000          11/01/2029        775,270
----------------------------------------------------------------------------------------------
       65,000  CA Statewide CDA (Lincoln
               Apartments)(1)                        5.350          09/20/2036         63,845
----------------------------------------------------------------------------------------------
    2,750,000  CA Statewide CDA (Live Oak
               School)(1)                            6.750          10/01/2030      2,573,808
----------------------------------------------------------------------------------------------
    5,000,000  CA Statewide CDA (Lodi Memorial
               Hospital)(1)                          5.000          12/01/2027      4,542,500
----------------------------------------------------------------------------------------------
    5,810,000  CA Statewide CDA (Marin
               Montessori School)(1)                 7.000          10/01/2033      5,502,535
----------------------------------------------------------------------------------------------
    2,141,800  CA Statewide CDA (Microgy
               Holdings)(6)                          9.000          12/01/2038        120,369
----------------------------------------------------------------------------------------------
    6,240,000  CA Statewide CDA (Mountain
               Shadows Community)(1)                 5.000          07/01/2031      4,299,547
----------------------------------------------------------------------------------------------
    1,400,000  CA Statewide CDA (Napa Valley
               Hospice)(1)                           7.000          01/01/2034      1,183,994
----------------------------------------------------------------------------------------------
    1,385,000  CA Statewide CDA (Notre Dame de
               Namur University)(1)                  6.500          10/01/2023      1,295,404
----------------------------------------------------------------------------------------------
    4,635,000  CA Statewide CDA (Notre Dame de
               Namur University)(1)                  6.625          10/01/2033      4,062,856
----------------------------------------------------------------------------------------------
       30,000  CA Statewide CDA (Quail Ridge
               Apartments)(1)                        5.375          07/01/2032         22,267
----------------------------------------------------------------------------------------------
    1,335,000  CA Statewide CDA (Quail Ridge
               Apartments)(1)                        6.500          07/01/2032      1,040,112
----------------------------------------------------------------------------------------------
    1,965,000  CA Statewide CDA (Quail Ridge
               Apartments)(1)                        9.000          07/01/2032      1,572,157
----------------------------------------------------------------------------------------------
      425,000  CA Statewide CDA (Rio Bravo)(1)       6.500          12/01/2018        376,865
----------------------------------------------------------------------------------------------
   12,000,000  CA Statewide CDA (St. Joseph's)(2)    5.750          07/01/2047     11,249,640
----------------------------------------------------------------------------------------------
      220,000  CA Statewide CDA (Stonehaven
               Student Hsg.)(1)                      5.875          07/01/2032        186,439
----------------------------------------------------------------------------------------------
       15,000  CA Statewide CDA (Sutter Health
               Obligated Group)(1)                   5.500          08/15/2034         14,465
----------------------------------------------------------------------------------------------
    1,500,000  CA Statewide CDA COP (Children's
               Hospital of Los Angeles)(1)           5.000          08/15/2047      1,128,615
----------------------------------------------------------------------------------------------
       60,000  CA Statewide CDA COP (Children's
               Hospital of Los Angeles)(1)           5.250          08/15/2029         54,174
----------------------------------------------------------------------------------------------
      165,000  CA Statewide CDA COP (Internext
               Group)(1)                             5.375          04/01/2030        142,849
----------------------------------------------------------------------------------------------
      245,000  CA Statewide CDA Special Tax
               Community Facilities District
               No. 97                               6.842(3)        09/01/2022        112,293
----------------------------------------------------------------------------------------------
    9,690,000  CA Statewide CDA, Series A(1)         5.150          09/02/2037      6,658,290
----------------------------------------------------------------------------------------------
    5,980,000  CA Statewide CDA, Series B(1)         6.250          09/02/2037      4,886,856
----------------------------------------------------------------------------------------------
   45,175,000  CA Statewide Financing Authority
               Tobacco Settlement                   6.375(3)        06/01/2046      1,256,317
----------------------------------------------------------------------------------------------
  220,000,000  CA Statewide Financing Authority
               Tobacco Settlement                   7.876(3)        06/01/2055      1,324,400
----------------------------------------------------------------------------------------------
       25,000  CA Statewide Financing Authority
               Tobacco Settlement (TASC)(1)          6.000          05/01/2037         19,187
----------------------------------------------------------------------------------------------
    7,975,000  CA Statewide Financing Authority
               Tobacco Settlement (TASC)(1)          6.000          05/01/2037      6,120,733
----------------------------------------------------------------------------------------------
   15,965,000  CA Statewide Financing Authority
               Tobacco Settlement (TASC)(1)          6.000          05/01/2043     11,980,455
----------------------------------------------------------------------------------------------

6 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON           MATURITY     VALUE
--------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------
 $20,010,000  CA Statewide Financing Authority
              Tobacco Settlement (TASC)(1)         6.000%         05/01/2043    $15,015,904
--------------------------------------------------------------------------------------------
   1,360,000  CA Valley Sanitation District(1)     5.200          09/02/2030      1,044,330
--------------------------------------------------------------------------------------------
     100,000  CA Western Hills Water District
              Special Tax(1)                       5.000          09/01/2014         83,955
--------------------------------------------------------------------------------------------
      25,000  CA Western Hills Water District
              Special Tax(1)                       5.200          09/01/2019         16,745
--------------------------------------------------------------------------------------------
      25,000  CA Western Hills Water District
              Special Tax (Diablo Grande
              Community Facilities)(1)             5.700          09/01/2011         24,610
--------------------------------------------------------------------------------------------
     105,000  CA Western Hills Water District
              Special Tax (Diablo Grande
              Community Facilities)(1)             6.000          09/01/2024         65,576
--------------------------------------------------------------------------------------------
   4,495,000  CA Western Hills Water District
              Special Tax (Diablo Grande
              Community Facilities)(1)             6.125          09/01/2031      2,545,384
--------------------------------------------------------------------------------------------
     300,000  CA Western Hills Water District
              Special Tax (Diablo Grande
              Community Facilities)(1)             6.700          09/01/2020        218,847
--------------------------------------------------------------------------------------------
      90,000  CA Western Hills Water District
              Special Tax (Diablo Grande
              Community Facilities)(1)             6.750          09/01/2022         63,067
--------------------------------------------------------------------------------------------
   3,695,000  CA Western Hills Water District
              Special Tax (Diablo Grande
              Community Facilities)(1)             6.875          09/01/2031      2,304,682
--------------------------------------------------------------------------------------------
      10,000  CA William S. Hart Joint School
              Financing Authority(1)               5.600          09/01/2023         10,016
--------------------------------------------------------------------------------------------
      10,000  CA William S. Hart Union School
              District(1)                          6.000          09/01/2033          9,226
--------------------------------------------------------------------------------------------
   2,500,000  Calexico, CA Community
              Facilities District No. 2005-1
              Special Tax (Hearthstone)(1)         5.500          09/01/2036        823,250
--------------------------------------------------------------------------------------------
   2,325,000  Calexico, CA Community
              Facilities District No. 2005-1
              Special Tax (Hearthstone)(1)         5.550          09/01/2036        765,623
--------------------------------------------------------------------------------------------
      25,000  Campbell, CA (Civic Center) COP(1)   5.125          10/01/2019         25,077
--------------------------------------------------------------------------------------------
      75,000  Campbell, CA (Civic Center) COP(1)   5.250          10/01/2028         75,161
--------------------------------------------------------------------------------------------
      25,000  Carlsbad, CA Improvement Bond
              Act 1915(1)                          5.500          09/02/2028         22,734
--------------------------------------------------------------------------------------------
     100,000  Carson, CA Public Financing
              Authority (Remediation)(1)           6.500          10/01/2036        101,972
--------------------------------------------------------------------------------------------
   1,500,000  Carson, CA Redevel. Agency Tax
              Allocation(1)                        7.000          10/01/2036      1,574,205
--------------------------------------------------------------------------------------------
   4,510,000  Castaic, CA Union School
              District Community Facilities
              District No. 92-1(1)                 9.000          10/01/2019      4,565,518
--------------------------------------------------------------------------------------------
      45,000  Chino, CA Community Facilities
              District Special Tax(1)              5.950          09/01/2033         39,974
--------------------------------------------------------------------------------------------
   1,000,000  Chino, CA Community Facilities
              District Special Tax No. 2005-1(1)   5.000          09/01/2023        764,740
--------------------------------------------------------------------------------------------
   1,625,000  Chino, CA Community Facilities
              District Special Tax No. 2005-1(1)   5.000          09/01/2027      1,135,193
--------------------------------------------------------------------------------------------
   2,175,000  Chowchilla, CA Community
              Facilities Sales Tax District(1)     5.000          09/01/2037      1,494,443
--------------------------------------------------------------------------------------------
   1,510,000  Chowchilla, CA Redevel. Agency(1)    5.000          08/01/2037      1,044,256
--------------------------------------------------------------------------------------------
   2,000,000  Chula Vista, CA Industrial
              Devel. (San Diego Gas & Electric
              Company)(1)                          5.875          01/01/2034      2,086,780
--------------------------------------------------------------------------------------------
  11,360,000  Citrus, CA Community College
              District(2)                          5.500          06/01/2031     11,646,158
--------------------------------------------------------------------------------------------
   1,775,000  Colton, CA Community Facilities
              District Special Tax(1)              7.500          09/01/2020      1,781,142
--------------------------------------------------------------------------------------------
   3,715,000  Compton, CA Community College
              District(1)                          6.750          08/01/2034      3,799,293
--------------------------------------------------------------------------------------------
       5,000  Contra Costa County, CA Public
              Financing Authority Tax
              Allocation(1)                        5.850          08/01/2033          4,198
--------------------------------------------------------------------------------------------

7 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                              COUPON           MATURITY     VALUE
--------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------
 $ 4,870,000  Corcoran, CA Hospital District(1)    8.000%         08/01/2034    $ 5,117,737
--------------------------------------------------------------------------------------------
     980,000  Corona, CA Community Facilities
              District (Buchanan Street)(1)        5.150          09/01/2036        767,173
--------------------------------------------------------------------------------------------
     985,000  Daly City, CA Hsg. Devel.
              Finance Agency (Third Tier
              Francsican)(1)                       6.500          12/15/2047        806,725
--------------------------------------------------------------------------------------------
   1,855,000  Desert Hot Springs, CA Community
              Facilities District Special Tax(1)   6.375          09/01/2038      1,664,863
--------------------------------------------------------------------------------------------
   3,725,000  Desert Hot Springs, CA Redevel.
              Agency Tax Allocation(1)             7.375          09/01/2039      4,005,455
--------------------------------------------------------------------------------------------
      35,000  Dixon, CA Sewer System COP(1)        5.750          09/01/2021         35,052
--------------------------------------------------------------------------------------------
  15,000,000  East Bay, CA Municipal Utility
              District (Water System)(2)           5.000          06/01/2036     15,234,750
--------------------------------------------------------------------------------------------
   6,875,000  East Bay, CA Municipal Utility
              District (Water System)(1)           5.000          06/01/2037      6,944,781
--------------------------------------------------------------------------------------------
     200,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax(1)                       5.000          09/01/2030        163,798
--------------------------------------------------------------------------------------------
     340,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax(1)                       5.000          09/01/2037        258,359
--------------------------------------------------------------------------------------------
     200,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax(1)                       5.100          09/01/2037        154,364
--------------------------------------------------------------------------------------------
   3,740,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax(1)                       5.250          09/01/2035      2,678,476
--------------------------------------------------------------------------------------------
      50,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax (Barrington
              Heights)(1)                          5.125          09/01/2035         39,355
--------------------------------------------------------------------------------------------
   1,500,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax (Crown Valley
              Village)(1)                          5.625          09/01/2034      1,181,790
--------------------------------------------------------------------------------------------
     425,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax No. 2003-25(1)           5.000          09/01/2036        325,185
--------------------------------------------------------------------------------------------
      20,000  Eastern CA Municipal Water
              District Community Facilities
              Special Tax No. 2004-26(1)           5.000          09/01/2025         17,550
--------------------------------------------------------------------------------------------
   2,000,000  El Dorado County, CA Special
              Tax(1)                               5.250          09/01/2035      1,432,340
--------------------------------------------------------------------------------------------
      25,000  Etiwanda, CA School District
              Special Tax(1)                       5.400          09/01/2035         20,235
--------------------------------------------------------------------------------------------
  10,300,000  Etiwanda, CA School District
              Special Tax Community Facilities
              District No. 2004-2(1)               6.000          09/01/2037      8,306,229
--------------------------------------------------------------------------------------------
   1,000,000  Fairfield, CA Community
              Facilities District Special Tax
              (Fairfield Commons)(1)               6.875          09/01/2038        888,750
--------------------------------------------------------------------------------------------
     100,000  Fillmore, CA Public Financing
              (Central City Redevel.)(1)           5.500          06/01/2031         79,928
--------------------------------------------------------------------------------------------
   5,050,000  Folsom, CA Special Tax Community
              Facilities District No. 31(1)        5.000          09/01/2036      3,604,690
--------------------------------------------------------------------------------------------
      10,000  Folsom, CA Special Tax Community
              Facilities District No. 7(1)         6.000          09/01/2024         10,010
--------------------------------------------------------------------------------------------
      10,000  Fontana, CA Redevel. Agency
              (Jurupa Hills)(1)                    5.500          10/01/2027          9,107
--------------------------------------------------------------------------------------------
      20,000  Fremont, CA Community Facilities
              District (Pacific Commons)(1)        6.250          09/01/2026         19,765
--------------------------------------------------------------------------------------------
   1,010,000  Greenfield, CA Union School
              District(7)                          7.000          09/01/2040      1,013,293
--------------------------------------------------------------------------------------------
   5,145,000  Grossmont, CA Union High School
              District(2)                          5.500          08/01/2030      5,345,621
--------------------------------------------------------------------------------------------

8 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                                          COUPON               MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
  4,895,000     Grossmont, CA Union High School
                District(2)                                                     5.500%               08/01/2031          $5,055,279
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000     Grossmont, CA Union High School
                District(2)                                                     5.500                08/01/2045           9,999,100
------------------------------------------------------------------------------------------------------------------------------------
  1,165,000     Heber, CA Public Utilities
                District (Heber Meadows)(1)                                     5.300                09/01/2035             853,852
------------------------------------------------------------------------------------------------------------------------------------
  1,020,000     Hemet, CA Unified School
                District(1)                                                     5.100                09/01/2030             781,504
------------------------------------------------------------------------------------------------------------------------------------
    785,000     Hemet, CA Unified School
                District(1)                                                     5.125                09/01/2036             616,845
------------------------------------------------------------------------------------------------------------------------------------
  1,285,000     Hemet, CA Unified School
                District(1)                                                     5.125                09/01/2037             911,669
------------------------------------------------------------------------------------------------------------------------------------
  1,505,000     Hemet, CA Unified School
                District(1)                                                     5.250                09/01/2035           1,215,513
------------------------------------------------------------------------------------------------------------------------------------
  1,155,000     Hemet, CA Unified School
                District Community Facilities
                District No. 2005-3(1)                                          5.375                09/01/2026             970,500
------------------------------------------------------------------------------------------------------------------------------------
  2,835,000     Hemet, CA Unified School
                District Community Facilities
                District No. 2005-3(1)                                          5.750                09/01/2039           2,214,447
------------------------------------------------------------------------------------------------------------------------------------
     60,000     Hemet, CA Unified School
                District Community Facilities
                District Special Tax(1)                                         5.625                09/01/2035              51,441
------------------------------------------------------------------------------------------------------------------------------------
     25,000     Hesperia, CA Improvement Bond
                Act 1915(1)                                                     8.500                09/02/2024              25,770
------------------------------------------------------------------------------------------------------------------------------------
  1,360,000     Hesperia, CA Public Financing
                Authority, Tranche A(1)                                         6.250                09/01/2035           1,161,549
------------------------------------------------------------------------------------------------------------------------------------
  3,360,000     Hesperia, CA Public Financing
                Authority, Tranche B(1)                                         6.250                09/01/2035           2,869,709
------------------------------------------------------------------------------------------------------------------------------------
  3,340,000     Hesperia, CA Public Financing
                Authority, Tranche C(1)                                         6.250                09/01/2035           2,852,627
------------------------------------------------------------------------------------------------------------------------------------
  1,065,000     Hesperia, CA Unified School
                District(1)                                                     5.000                09/01/2030             878,252
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000     Hesperia, CA Unified School
                District(1)                                                     5.000                09/01/2037           1,301,758
------------------------------------------------------------------------------------------------------------------------------------
     50,000     Hesperia, CA Unified School
                District(1)                                                     5.200                09/01/2035              40,090
------------------------------------------------------------------------------------------------------------------------------------
  1,430,000     Imperial County, CA Community
                Facilities District No. 2004-2
                Special Tax(1)                                                  5.900                09/01/2037             931,030
------------------------------------------------------------------------------------------------------------------------------------
    870,000     Imperial County, CA Special Tax(1)                              5.000                09/01/2026             690,476
------------------------------------------------------------------------------------------------------------------------------------
  1,070,000     Imperial County, CA Special Tax(1)                              5.000                09/01/2037             735,197
------------------------------------------------------------------------------------------------------------------------------------
  3,385,000     Imperial County, CA Special Tax(1)                              5.000                09/01/2037           2,325,834
------------------------------------------------------------------------------------------------------------------------------------
  7,000,000     Imperial, CA Irrigation
                District(1)                                                     6.250                11/01/2031           7,633,500
------------------------------------------------------------------------------------------------------------------------------------
  2,215,000     Indio, CA Community Facilities
                District Special Tax(1)                                         5.250                09/01/2027           1,869,549
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Indio, CA Community Facilities
                District Special Tax(1)                                         5.250                09/01/2036             778,970
------------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Indio, CA Community Facilities
                District Special Tax(1)                                         5.250                09/01/2036           1,900,150
------------------------------------------------------------------------------------------------------------------------------------
    285,000     Indio, CA Community Facilities
                District Special Tax (Sonora
                Wells)(1)                                                       5.000                09/01/2020             264,246
------------------------------------------------------------------------------------------------------------------------------------
    300,000     Indio, CA Community Facilities
                District Special Tax (Sonora
                Wells)(1)                                                       5.000                09/01/2021             272,583
------------------------------------------------------------------------------------------------------------------------------------
    625,000     Indio, CA Community Facilities
                District Special Tax (Sonora
                Wells)(1)                                                       5.050                09/01/2026             521,244
------------------------------------------------------------------------------------------------------------------------------------
  2,805,000     Indio, CA Community Facilities
                District Special Tax (Sonora
                Wells)(1)                                                       5.125                09/01/2036           2,079,150
------------------------------------------------------------------------------------------------------------------------------------
     35,000     Indio, CA Hsg. (Olive Court
                Apartments)(1)                                                  6.375                12/01/2026              35,000
------------------------------------------------------------------------------------------------------------------------------------
     25,000     Indio, CA Improvement Bond Act
                1915 Assessment District No.
                2002-2(1)                                                       6.125                09/02/2027              23,917
------------------------------------------------------------------------------------------------------------------------------------
  1,995,000     Indio, CA Improvement Bond Act
                1915 Assessment District No.
                2003-03(1)                                                      6.125                09/02/2029           1,848,926
------------------------------------------------------------------------------------------------------------------------------------
     25,000     Indio, CA Improvement Bond Act
                1915 Assessment District No.
                2003-5 (Sunburst)(1)                                            5.875                09/02/2029              22,887
------------------------------------------------------------------------------------------------------------------------------------

9 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                                      COUPON                MATURITY              VALUE
---------------------------------------------------------------------------------------------------------------------------------
California Continued
---------------------------------------------------------------------------------------------------------------------------------
$ 354,105,000    Inland, CA Empire Tobacco
                 Securitization Authority (TASC)                            8.000(3)%             06/01/2057          $1,689,081
---------------------------------------------------------------------------------------------------------------------------------
   3,170,000     Ione, CA Special Tax Community
                 Facilities District 2005-2-A(1)                             6.000                09/01/2036           2,392,336
---------------------------------------------------------------------------------------------------------------------------------
      10,000     Irvine, CA Improvement Bond Act
                 1915(1)                                                     5.625                09/02/2024              10,038
---------------------------------------------------------------------------------------------------------------------------------
      30,000     Jurupa, CA Community Services
                 District Special Tax(1)                                     5.000                09/01/2036              23,727
---------------------------------------------------------------------------------------------------------------------------------
     650,000     Jurupa, CA Community Services
                 District Special Tax (Eastvale
                 Area)(1)                                                    6.375                09/01/2033             619,853
---------------------------------------------------------------------------------------------------------------------------------
     500,000     Jurupa, CA Community Services
                 District Special Tax Community
                 Facilities District No. 38(1)                               6.375                09/01/2040             457,765
---------------------------------------------------------------------------------------------------------------------------------
     110,000     Jurupa, CA Public Financing
                 Authority(1)                                                6.000                09/01/2032              99,695
---------------------------------------------------------------------------------------------------------------------------------
   2,575,000     Jurupa, CA Public Financing
                 Authority(1)                                                6.125                09/01/2040           2,278,206
---------------------------------------------------------------------------------------------------------------------------------
   1,140,000     Jurupa, CA Public Financing
                 Authority(1)                                                6.125                09/01/2040           1,008,604
---------------------------------------------------------------------------------------------------------------------------------
      50,000     King, CA Community Devel. Agency
                 Tax Allocation (King City
                 Redevel.)                                                   6.750                09/01/2016              50,061
---------------------------------------------------------------------------------------------------------------------------------
      20,000     Kingsburg, CA Public Financing
                 Authority(1)                                                8.000                09/15/2021              20,023
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000     La Verne, CA COP (Bethren
                 Hillcrest Homes)(1)                                         5.600                02/15/2033           3,931,000
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000     La Verne, CA COP (Bethren
                 Hillcrest Homes)(1)                                         6.625                02/15/2025           1,902,700
---------------------------------------------------------------------------------------------------------------------------------
     645,000     Lake Berryessa, CA Resort
                 Improvement District(1)                                     5.250                09/02/2017             539,304
---------------------------------------------------------------------------------------------------------------------------------
   1,440,000     Lake Berryessa, CA Resort
                 Improvement District(1)                                     5.500                09/02/2027           1,022,270
---------------------------------------------------------------------------------------------------------------------------------
   2,410,000     Lake Berryessa, CA Resort
                 Improvement District(1)                                     5.550                09/02/2037           1,547,967
---------------------------------------------------------------------------------------------------------------------------------
   2,020,000     Lake Elsinore, CA Community
                 Facilities District No. 2006-2
                 Special Tax (Viscaya)(1)                                    5.400                09/01/2036           1,631,150
---------------------------------------------------------------------------------------------------------------------------------
     120,000     Lake Elsinore, CA Public
                 Financing Authority (Canyon
                 Hills)(1)                                                   5.875                09/01/2027             109,579
---------------------------------------------------------------------------------------------------------------------------------
     245,000     Lake Elsinore, CA Public
                 Financing Authority (Canyon
                 Hills)(1)                                                   5.875                09/01/2028             221,639
---------------------------------------------------------------------------------------------------------------------------------
     155,000     Lake Elsinore, CA Public
                 Financing Authority (Canyon
                 Hills)(1)                                                   6.000                09/01/2029             140,892
---------------------------------------------------------------------------------------------------------------------------------
     200,000     Lake Elsinore, CA Public
                 Financing Authority (Canyon
                 Hills)(1)                                                   6.000                09/01/2030             179,934
---------------------------------------------------------------------------------------------------------------------------------
   2,050,000     Lake Elsinore, CA Public
                 Financing Authority (Canyon
                 Hills)(1)                                                   6.250                09/01/2040           1,788,646
---------------------------------------------------------------------------------------------------------------------------------
   2,575,000     Lake Elsinore, CA Special Tax(1)                            5.150                09/01/2036           1,915,980
---------------------------------------------------------------------------------------------------------------------------------
     920,000     Lake Elsinore, CA Special Tax(1)                            5.200                09/01/2026             800,050
---------------------------------------------------------------------------------------------------------------------------------
   2,800,000     Lake Elsinore, CA Special Tax(1)                            5.250                09/01/2037           2,167,172
---------------------------------------------------------------------------------------------------------------------------------
   1,150,000     Lake Elsinore, CA Special Tax(1)                            5.350                09/01/2036             915,722
---------------------------------------------------------------------------------------------------------------------------------
   1,210,000     Lake Elsinore, CA Special Tax(1)                            5.350                09/01/2036             963,499
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000     Lake Elsinore, CA Special Tax(1)                            5.450                09/01/2036           1,627,540
---------------------------------------------------------------------------------------------------------------------------------
   1,170,000     Lake Elsinore, CA Unified School
                 District(1)                                                 5.000                09/01/2037             849,560
---------------------------------------------------------------------------------------------------------------------------------
   1,220,000     Lake Elsinore, CA Unified School
                 District(1)                                                 5.350                09/01/2035             950,661
---------------------------------------------------------------------------------------------------------------------------------
   3,430,000     Lake Elsinore, CA Unified School
                 District(1)                                                 5.350                09/01/2035           2,105,300
---------------------------------------------------------------------------------------------------------------------------------
   1,435,000     Lake Elsinore, CA Unified School District(1)                5.400                09/01/2035           1,168,607
---------------------------------------------------------------------------------------------------------------------------------
     350,000     Lake Elsinore, CA Unified School
                 District Community Facilities
                 District Special Tax
                 No. 2006-4(1)                                               5.625                09/01/2040             278,751
---------------------------------------------------------------------------------------------------------------------------------

10 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                  COUPON               MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------
$  1,100,000    Lake Elsinore, CA Unified School
                District Community Facilities
                District Special Tax
                No. 2006-6(1)                           5.900%             09/01/2037          $   957,616
-----------------------------------------------------------------------------------------------------------
  1,275,000     Lake Elsinore, CA Unified School
                District Community Facilities
                District Special Tax No.2005-7(1)       6.250              09/01/2040            1,172,656
-----------------------------------------------------------------------------------------------------------
  1,670,000     Lancaster, CA Redevel. Agency
                Tax Allocation (Comb Redevel.)(1)       6.875              08/01/2034            1,543,648
-----------------------------------------------------------------------------------------------------------
  1,010,000     Lancaster, CA Redevel. Agency
                Tax Allocation (Comb Redevel.)(1)       6.875              08/01/2039              925,635
-----------------------------------------------------------------------------------------------------------
     20,000     Lathrop, CA Financing Authority
                                 (Water Supply)(1)      5.600              06/01/2018               20,261
-----------------------------------------------------------------------------------------------------------
     10,000     Lathrop, CA Financing Authority
                                 (Water Supply)(1)      5.700              06/01/2019               10,095
-----------------------------------------------------------------------------------------------------------
  1,675,000     Lathrop, CA Improvement Bond Act
                1915 (Mossdale Village)(1)              5.100              09/02/2035            1,249,048
-----------------------------------------------------------------------------------------------------------
     50,000     Lathrop, CA Improvement Bond Act
                1915 (Mossdale Village)(1)              6.000              09/02/2022               48,911
-----------------------------------------------------------------------------------------------------------
     20,000     Lathrop, CA Improvement Bond Act
                1915 (Mossdale Village)(1)              6.125              09/02/2028               18,501
-----------------------------------------------------------------------------------------------------------
     60,000     Lathrop, CA Improvement Bond Act
                1915 (Mossdale Village)(1)              6.125              09/02/2033               52,940
-----------------------------------------------------------------------------------------------------------
  4,395,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 03-2(1)                             7.000              09/01/2033            4,117,412
-----------------------------------------------------------------------------------------------------------
    475,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.000              09/01/2015              189,335
-----------------------------------------------------------------------------------------------------------
    445,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.000              09/01/2016              177,377
-----------------------------------------------------------------------------------------------------------
    670,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.125              09/01/2017              267,062
-----------------------------------------------------------------------------------------------------------
    800,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.125              09/01/2018              318,880
-----------------------------------------------------------------------------------------------------------
  1,015,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.200              09/01/2019              404,579
-----------------------------------------------------------------------------------------------------------
    505,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.250              09/01/2021              201,293
-----------------------------------------------------------------------------------------------------------
  5,680,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.300              09/01/2026            2,264,048
-----------------------------------------------------------------------------------------------------------
 32,305,000     Lathrop, CA Special Tax
                Community Facilities District
                No. 06-1(6)                             5.375              09/01/2036           12,876,773
-----------------------------------------------------------------------------------------------------------
    635,000     Lincoln, CA Special Tax(1)              5.000              09/01/2026              488,798
-----------------------------------------------------------------------------------------------------------
  1,315,000     Lincoln, CA Special Tax(1)              5.000              09/01/2036              868,663
-----------------------------------------------------------------------------------------------------------
    150,000     Long Beach, CA Bond Finance
                Authority (Redevel. Hsg. & Gas
                Utilities)(1)                           5.000              08/01/2025              130,667
-----------------------------------------------------------------------------------------------------------
  5,000,000     Long Beach, CA Bond Finance
                Authority Natural Gas(1)                5.500              11/15/2037            4,553,000
-----------------------------------------------------------------------------------------------------------
 15,000,000     Los Angeles, CA Community
                College District(2)                     5.000              08/01/2033           14,849,850
-----------------------------------------------------------------------------------------------------------
 10,000,000     Los Angeles, CA Community
                College District(2)                     6.000              08/01/2033           10,812,700
-----------------------------------------------------------------------------------------------------------
  2,075,000     Los Angeles, CA Community Devel.
                Agency (Adelante Eastside
                Redevel.)(1)                            6.500              09/01/2039            2,021,112
-----------------------------------------------------------------------------------------------------------

11 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                    COUPON               MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------------------------
$  1,575,000     Los Angeles, CA Community
                 Redevel. Agency (Grand Central
                 Square)(1)                               5.000%              12/01/2026          $ 1,263,512
--------------------------------------------------------------------------------------------------------------
  14,210,000     Los Angeles, CA Dept. of
                 Airports (Los Angeles
                 International Airport)(2)                5.250               05/15/2024           14,592,115
--------------------------------------------------------------------------------------------------------------
  10,000,000     Los Angeles, CA Dept. of
                 Airports (Los Angeles
                 International Airport)(2)                5.375               05/15/2026           10,258,429
--------------------------------------------------------------------------------------------------------------
  11,000,000     Los Angeles, CA Dept. of
                 Airports (Los Angeles
                 International Airport)(2)                5.375               05/15/2027           11,231,555
--------------------------------------------------------------------------------------------------------------
  10,095,000     Los Angeles, CA Dept. of
                 Airports (Los Angeles
                 International Airport)(2)                5.375               05/15/2028           10,265,606
--------------------------------------------------------------------------------------------------------------
  10,215,000     Los Angeles, CA Dept. of
                 Airports ROLs(2)                         5.375               05/15/2025           10,521,756
--------------------------------------------------------------------------------------------------------------
   3,000,000     Los Angeles, CA Dept. of Water &
                 Power(2)                                 5.375               07/01/2034            3,110,400
--------------------------------------------------------------------------------------------------------------
  12,000,000     Los Angeles, CA Dept. of Water &
                 Power(2)                                 5.375               07/01/2038           12,302,160
--------------------------------------------------------------------------------------------------------------
  16,300,000     Los Angeles, CA Harbor Dept.(2)          5.250               08/01/2034           16,467,238
--------------------------------------------------------------------------------------------------------------
   1,000,000     Los Angeles, CA Hsg. Auth.
                 (Property Acquisition)(1)                6.000               06/01/2029            1,005,270
--------------------------------------------------------------------------------------------------------------
     500,000     Los Angeles, CA Hsg. Auth.
                 (Property Acquisition)(1)                6.375               06/01/2039              501,685
--------------------------------------------------------------------------------------------------------------
   1,500,000     Los Angeles, CA IDA (Santee
                 Court Parking Facility)                  5.000               12/01/2020              871,545
--------------------------------------------------------------------------------------------------------------
   1,100,000     Los Angeles, CA IDA (Santee
                 Court Parking Facility)                  5.000               12/01/2027              614,548
--------------------------------------------------------------------------------------------------------------
   4,000,000     Los Angeles, CA Municipal
                 Improvement Corp. (Real
                 Property)(1)                             6.000               09/01/2039            4,146,880
--------------------------------------------------------------------------------------------------------------
   2,500,000     Los Angeles, CA Unified School
                 District(1)                              5.000               07/01/2029            2,514,000
--------------------------------------------------------------------------------------------------------------
      20,000     Los Banos, CA COP                        6.000               12/01/2019               20,000
--------------------------------------------------------------------------------------------------------------
   1,605,000     Los Banos, CA Redevel. Agency
                 Tax Allocation(1)                        5.000               09/01/2036            1,164,010
--------------------------------------------------------------------------------------------------------------
      85,000     Madera County, CA COP (Valley
                 Children's Hospital)(1)                  5.750               03/15/2028               84,135
--------------------------------------------------------------------------------------------------------------
     925,000     Madera, CA Special Tax(1)                5.000               09/01/2036              605,376
--------------------------------------------------------------------------------------------------------------
      10,000     Manteca, CA Unified School
                 District Special Tax Community
                 Facilities District No. 89(1)            5.400               09/01/2023                8,738
--------------------------------------------------------------------------------------------------------------
   1,375,000     Mendota, CA Joint Powers
                 Financing Authority Wastewater(1)        5.150               07/01/2035              985,806
--------------------------------------------------------------------------------------------------------------
     100,000     Menifee, CA Union School
                 District Special Tax(1)                  5.000               09/01/2022               82,864
--------------------------------------------------------------------------------------------------------------
     915,000     Menifee, CA Union School
                 District Special Tax(1)                  5.200               09/01/2030              667,044
--------------------------------------------------------------------------------------------------------------
     400,000     Menifee, CA Union School
                 District Special Tax(1)                  5.200               09/01/2035              318,340
--------------------------------------------------------------------------------------------------------------
     500,000     Menifee, CA Union School
                 District Special Tax(1)                  5.250               09/01/2035              343,930
--------------------------------------------------------------------------------------------------------------
   2,930,000     Merced, CA Special Tax(1)                5.000               09/01/2036            1,787,066
--------------------------------------------------------------------------------------------------------------
     500,000     Merced, CA Special Tax(1)                5.100               09/01/2035              312,100
--------------------------------------------------------------------------------------------------------------
   4,705,000     Metropolitan Water District of
                 Southern California(1)                   5.000               07/01/2032            4,813,733
--------------------------------------------------------------------------------------------------------------
   3,015,000     Modesto, CA Special Tax
                 Community Facilities District
                 No. 4(1)                                 5.150               09/01/2036            2,243,371
--------------------------------------------------------------------------------------------------------------
   3,000,000     Montebello, CA Community
                 Redevel. Agency (Montebello
                 Hills Redevel.)(1)                       8.100               03/01/2027            3,197,940
--------------------------------------------------------------------------------------------------------------
   1,250,000     Moreno Valley, CA Special Tax
                 Community Facilities District
                 No. 5(1)                                 5.000               09/01/2037              858,875
--------------------------------------------------------------------------------------------------------------
      25,000     Moreno Valley, CA Unified School
                 District Community Facilities
                 District(1)                              5.100               09/01/2028               21,647
--------------------------------------------------------------------------------------------------------------
   1,475,000     Moreno Valley, CA Unified School
                 District Community Facilities
                 District(1)                              5.150               09/01/2035            1,203,762
--------------------------------------------------------------------------------------------------------------

12 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                   COUPON               MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-------------------------------------------------------------------------------------------------------------
 $  680,000     Moreno Valley, CA Unified School
                District Community Facilities
                District(1)                              5.200%               09/01/2036          $  554,234
-------------------------------------------------------------------------------------------------------------
    750,000     Moreno Valley, CA Unified School
                District Community Facilities
                District Special Tax
                No. 2004-3(1)                            5.000                09/01/2037             541,215
-------------------------------------------------------------------------------------------------------------
  1,665,000     Moreno Valley, CA Unified School
                District Community Facilities
                District Special Tax
                No. 2004-6(1)                            5.000                09/01/2022           1,556,625
-------------------------------------------------------------------------------------------------------------
     10,000     Murrieta, CA Community
                Facilities District Special Tax
                                     (Bluestone)(1)      6.300                09/01/2031               9,175
-------------------------------------------------------------------------------------------------------------
    240,000     Murrieta, CA Community
                Facilities District Special Tax
                (Meadowlane/Amberwalk)(1)                5.125                09/01/2035             188,904
-------------------------------------------------------------------------------------------------------------
     25,000     Murrieta, CA Community
                Facilities District Special Tax
                              (Murrieta Springs)(1)      5.375                09/01/2029              21,389
-------------------------------------------------------------------------------------------------------------
     35,000     Murrieta, CA Valley Unified
                School District Special Tax(1)           5.250                09/01/2037              27,260
-------------------------------------------------------------------------------------------------------------
    370,000     Murrieta, CA Valley Unified
                School District Special Tax(1)           5.375                09/01/2026             309,376
-------------------------------------------------------------------------------------------------------------
  1,355,000     Murrieta, CA Valley Unified
                School District Special Tax(1)           5.450                09/01/2038           1,001,331
-------------------------------------------------------------------------------------------------------------
     25,000     Murrieta, CA Water Public
                Financing Authority(1)                   6.600                10/01/2016              25,179
-------------------------------------------------------------------------------------------------------------
  2,000,000     Newport Beach, CA (Hoag Memorial
                Hospital Presbyterian)(1)                6.000                12/01/2040           2,059,920
-------------------------------------------------------------------------------------------------------------
  2,000,000     Norco, CA Redevel. Agency Tax
                Allocation(1)                            6.000                03/01/2036           1,841,660
-------------------------------------------------------------------------------------------------------------
157,335,000     Northern CA Tobacco
                Securitization Authority (TASC)          6.700(3)              06/01/2045          3,379,556
-------------------------------------------------------------------------------------------------------------
  1,250,000     Northern Humboldt, CA Union High
                School District(1)                       6.500                08/01/2034           1,364,275
-------------------------------------------------------------------------------------------------------------
     45,000     Northern, CA Inyo County Local
                Hospital District(1)                     5.300                12/01/2028              33,256
-------------------------------------------------------------------------------------------------------------
  2,000,000     Northern, CA Inyo County Local
                Hospital District(1)                     6.375                12/01/2025           1,969,120
-------------------------------------------------------------------------------------------------------------
  1,000,000     Oak Valley, CA Hospital
                District(1)                              7.000                11/01/2035             959,400
-------------------------------------------------------------------------------------------------------------
     10,000     Oakdale, CA Public Financing
                Authority Tax Allocation
                (Central City Redevel.)(1)               6.100                06/01/2027               8,996
-------------------------------------------------------------------------------------------------------------
  1,000,000     Oakland, CA GO(1)                        6.000                01/15/2034           1,045,030
-------------------------------------------------------------------------------------------------------------
    250,000     Oakland, CA GO(1)                        6.250                01/15/2039             263,073
-------------------------------------------------------------------------------------------------------------
  4,595,000     Oakland, CA Unified School
                District(1)                              6.125                08/01/2029           4,683,821
-------------------------------------------------------------------------------------------------------------
    250,000     Oakland, CA Unified School
                District(1)                              6.500                08/01/2022             275,335
-------------------------------------------------------------------------------------------------------------
    250,000     Oakland, CA Unified School
                District(1)                              6.500                08/01/2023             274,343
-------------------------------------------------------------------------------------------------------------
    250,000     Oakland, CA Unified School
                District(1)                              6.500                08/01/2024             270,500
-------------------------------------------------------------------------------------------------------------
    875,000     Oakley, CA Public Finance
                Authority(1)                             5.200                09/02/2026             749,551
-------------------------------------------------------------------------------------------------------------
  2,940,000     Oakley, CA Public Finance
                Authority(1)                             5.250                09/02/2036           2,248,247
-------------------------------------------------------------------------------------------------------------
  3,215,000     Olivehurst, CA Public Utilities
                District (Plumas Lake Community
                Facilities District)(1)                  7.625                09/01/2038           2,870,159
-------------------------------------------------------------------------------------------------------------
  2,000,000     Orange, CA Community Facilities
                District Special Tax (Del Rio
                Public Improvements)(1)                  6.000                10/01/2040           1,823,360
-------------------------------------------------------------------------------------------------------------
    440,000     Palm Desert, CA Financing
                Authority                                5.050(3)             08/01/2015             350,966
-------------------------------------------------------------------------------------------------------------
    390,000     Palm Desert, CA Financing
                Authority                                5.100(3)             08/01/2016             291,580
-------------------------------------------------------------------------------------------------------------

13 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                           COUPON           MATURITY         VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-------------------------------------------------------------------------------------------
$   230,000  Palm Desert, CA Financing
             Authority                           5.650(3)%       04/01/2018    $  150,043
-------------------------------------------------------------------------------------------
  1,020,000  Palm Desert, CA Financing
             Authority                           5.650(3)        08/01/2018       648,934
-------------------------------------------------------------------------------------------
    265,000  Palm Desert, CA Financing
             Authority                           5.750(3)        04/01/2019       158,854
-------------------------------------------------------------------------------------------
  1,165,000  Palm Desert, CA Financing
             Authority                           5.750(3)        08/01/2019       680,220
-------------------------------------------------------------------------------------------
    305,000  Palm Desert, CA Financing
             Authority                           5.850(3)        04/01/2020       167,274
-------------------------------------------------------------------------------------------
  1,310,000  Palm Desert, CA Financing
             Authority                           5.850(3)        08/01/2020       699,317
-------------------------------------------------------------------------------------------
    340,000  Palm Desert, CA Financing
             Authority                           5.950(3)        04/01/2021       170,887
-------------------------------------------------------------------------------------------
  1,450,000  Palm Desert, CA Financing
             Authority                           5.950(3)        08/01/2021       709,804
-------------------------------------------------------------------------------------------
    380,000  Palm Desert, CA Financing
             Authority                           6.000(3)        04/01/2022       175,955
-------------------------------------------------------------------------------------------
  1,605,000  Palm Desert, CA Financing
             Authority                           6.000(3)        08/01/2022       724,353
-------------------------------------------------------------------------------------------
    395,000  Palm Desert, CA Financing
             Authority                           6.010(3)        04/01/2023       167,535
-------------------------------------------------------------------------------------------
  1,755,000  Palm Desert, CA Financing
             Authority                           6.010(3)        08/01/2023       725,008
-------------------------------------------------------------------------------------------
    410,000  Palm Desert, CA Financing
             Authority                           6.020(3)        04/01/2024       158,592
-------------------------------------------------------------------------------------------
  1,910,000  Palm Desert, CA Financing
             Authority                           6.020(3)        08/01/2024       719,917
-------------------------------------------------------------------------------------------
    430,000  Palm Desert, CA Financing
             Authority                           6.030(3)        04/01/2025       152,319
-------------------------------------------------------------------------------------------
  2,070,000  Palm Desert, CA Financing
             Authority                           6.030(3)        08/01/2025       714,564
-------------------------------------------------------------------------------------------
    445,000  Palm Desert, CA Financing
             Authority                           6.040(3)        04/01/2026       144,118
-------------------------------------------------------------------------------------------
  2,235,000  Palm Desert, CA Financing
             Authority                           6.040(3)        08/01/2026       705,835
-------------------------------------------------------------------------------------------
    465,000  Palm Desert, CA Financing
             Authority                           6.050(3)        04/01/2027       138,147
-------------------------------------------------------------------------------------------
  1,400,000  Palm Desert, CA Financing
             Authority                           6.050(3)        08/01/2027       405,482
-------------------------------------------------------------------------------------------
    480,000  Palm Desert, CA Financing
             Authority                           6.060(3)        04/01/2028       130,637
-------------------------------------------------------------------------------------------
  1,415,000  Palm Desert, CA Financing
             Authority                           6.060(3)        08/01/2028       375,357
-------------------------------------------------------------------------------------------
    500,000  Palm Desert, CA Financing
             Authority                           6.070(3)        04/01/2029       125,790
-------------------------------------------------------------------------------------------
  1,370,000  Palm Desert, CA Financing
             Authority                           6.070(3)        08/01/2029       335,938
-------------------------------------------------------------------------------------------
    520,000  Palm Desert, CA Financing
             Authority                           6.080(3)        04/01/2030       109,002
-------------------------------------------------------------------------------------------
  1,430,000  Palm Desert, CA Financing
             Authority                           6.080(3)        08/01/2030       291,620
-------------------------------------------------------------------------------------------
    540,000  Palm Desert, CA Financing
             Authority                           6.090(3)        04/01/2031       103,232
-------------------------------------------------------------------------------------------
  1,495,000  Palm Desert, CA Financing
             Authority                           6.090(3)        08/01/2031       277,995
-------------------------------------------------------------------------------------------
    560,000  Palm Desert, CA Financing
             Authority                           6.100(3)        04/01/2032        97,737
-------------------------------------------------------------------------------------------
  1,560,000  Palm Desert, CA Financing
             Authority                           6.100(3)        08/01/2032       264,794
-------------------------------------------------------------------------------------------
    580,000  Palm Desert, CA Financing
             Authority                           6.100(3)        04/01/2033        92,539
-------------------------------------------------------------------------------------------
  1,625,000  Palm Desert, CA Financing
             Authority                           6.100(3)        08/01/2033       252,135
-------------------------------------------------------------------------------------------
    590,000  Palm Desert, CA Financing
             Authority                           6.100(3)        04/01/2034        86,004
-------------------------------------------------------------------------------------------
  1,705,000  Palm Desert, CA Financing
             Authority                           6.100(3)        08/01/2034       241,684
-------------------------------------------------------------------------------------------
  2,075,000  Palm Desert, CA Financing
             Authority                           6.100(3)        08/01/2035       268,547
-------------------------------------------------------------------------------------------
  5,000,000  Palm Desert, CA Improvement Bond
             Act 1915(1)                          5.100          09/02/2037     3,193,250
-------------------------------------------------------------------------------------------
  3,000,000  Palm Desert, CA Special Tax
             Community Facilities District
             No. 2005-1(1)                        5.150          09/01/2027     2,346,720
-------------------------------------------------------------------------------------------
  9,000,000  Palm Desert, CA Special Tax
             Community Facilities District
             No. 2005-1(1)                        5.200          09/01/2037     6,248,070
-------------------------------------------------------------------------------------------
  2,335,000  Palm Desert, CA Special Tax
             Community Facilities District
             No. 2005-1-A(1)                      5.250          09/01/2026     1,880,726
-------------------------------------------------------------------------------------------
  2,000,000  Palm Desert, CA Special Tax
             Community Facilities District
             No. 2005-1-A(1)                      5.450          09/01/2032     1,515,940
-------------------------------------------------------------------------------------------

14 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                            COUPON           MATURITY       VALUE
------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------
$ 3,000,000  Palm Desert, CA Special Tax
             Community Facilities District
             No. 2005-1-A(1)                      5.500%         09/01/2036    $2,200,800
------------------------------------------------------------------------------------------
    120,000  Palm Springs, CA Airport
             Passenger Facilities (Palm
             Springs International Airport)(1)    5.450          07/01/2020       107,252
------------------------------------------------------------------------------------------
    490,000  Palm Springs, CA Airport
             Passenger Facilities (Palm
             Springs International Airport)(1)    5.550          07/01/2028       413,712
------------------------------------------------------------------------------------------
    250,000  Palm Springs, CA Airport
             Passenger Facilities (Palm
             Springs International Airport)(1)    6.400          07/01/2023       227,153
------------------------------------------------------------------------------------------
    505,000  Palm Springs, CA Airport
             Passenger Facilities (Palm
             Springs International Airport)(1)    6.500          07/01/2027       453,283
------------------------------------------------------------------------------------------
     85,000  Palm Springs, CA Airport
             Passenger Facilities (Palm
             Springs Regional Airport)(1)         5.250          01/01/2022        85,043
------------------------------------------------------------------------------------------
     10,000  Palm Springs, CA Improvement
             Bond Act 1915(1)                     5.550          09/02/2023         9,102
------------------------------------------------------------------------------------------
  1,355,000  Palmdale, CA Community
             Facilities District Special Tax(1)   5.400          09/01/2035     1,051,358
------------------------------------------------------------------------------------------
  6,460,000  Palmdale, CA Community
             Facilities District Special Tax(1)   6.125          09/01/2037     5,330,921
------------------------------------------------------------------------------------------
  5,435,000  Palmdale, CA Community
             Facilities District Special Tax(1)   6.250          09/01/2035     4,641,925
------------------------------------------------------------------------------------------
    500,000  Palmdale, CA Elementary School
             District Special Tax Community
             Facilities District No. 90-1(1)      5.700          08/01/2018       502,915
------------------------------------------------------------------------------------------
     20,000  Palo Alto, CA Improvement Bond
             Act 1915 (University Ave. Area)(1)   5.750          09/02/2022        19,785
------------------------------------------------------------------------------------------
  1,365,000  Perris, CA Community Facilities
             District Special Tax(1)              5.300          09/01/2035     1,117,894
------------------------------------------------------------------------------------------
  2,025,000  Perris, CA Community Facilities
             District Special Tax (Amber
             Oaks)(1)                             6.000          09/01/2034     1,854,212
------------------------------------------------------------------------------------------
  2,500,000  Perris, CA Community Facilities
             District Special Tax (Chaparral
             Ridge)(1)                            6.250          09/01/2033     2,378,650
------------------------------------------------------------------------------------------
  2,110,000  Perris, CA Community Facilities
             District Special Tax (Harmony
             Grove)(1)                            5.300          09/01/2035     1,728,027
------------------------------------------------------------------------------------------
     10,000  Perris, CA Community Facilities
             District Special Tax (May
             Farms)(1)                            5.100          09/01/2030         8,403
------------------------------------------------------------------------------------------
    120,000  Perris, CA Community Facilities
             District Special Tax (May
             Farms)(1)                            5.150          09/01/2035        96,108
------------------------------------------------------------------------------------------
  1,260,000  Perris, CA Community Facilities
             District Special Tax No. 2001(1)     5.000          09/01/2037       920,644
------------------------------------------------------------------------------------------
  1,270,000  Perris, CA Community Facilities
             District Special Tax, Series A(1)    5.750          09/01/2035     1,119,111
------------------------------------------------------------------------------------------
  2,500,000  Perris, CA Community Facilities
             District Special Tax, Series B(1)    6.000          09/01/2034     2,289,150
------------------------------------------------------------------------------------------
    140,000  Perris, CA Public Financing
             Authority(1)                         5.000          09/01/2017       139,315
------------------------------------------------------------------------------------------
     85,000  Perris, CA Public Financing
             Authority(1)                         5.100          09/01/2018        83,466
------------------------------------------------------------------------------------------
  2,000,000  Perris, CA Public Financing
             Authority(1)                         5.350          10/01/2036     1,471,540
------------------------------------------------------------------------------------------
     10,000  Perris, CA Public Financing
             Authority, Series A(1)               6.000          09/01/2023        10,037
------------------------------------------------------------------------------------------
     80,000  Perris, CA Public Financing
             Authority, Series A(1)               6.125          09/01/2034        74,422
------------------------------------------------------------------------------------------
  1,815,000  Perris, CA Public Financing
             Authority, Series A(1)               6.250          09/01/2033     1,726,900
------------------------------------------------------------------------------------------
  2,080,000  Perris, CA Public Financing
             Authority, Series A(1)               6.600          09/01/2038     1,854,694
------------------------------------------------------------------------------------------

15 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                            COUPON          MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------
$ 2,035,000  Perris, CA Public Financing
             Authority, Series C(1)                               6.200%         09/01/2038    $ 1,762,737
-----------------------------------------------------------------------------------------------------------
    860,000  Perris, CA Public Financing
             Authority, Series D(1)                               5.500          09/01/2024        783,976
-----------------------------------------------------------------------------------------------------------
  7,600,000  Perris, CA Public Financing Authority, Series D(1)   5.800          09/01/2038      6,303,820
-----------------------------------------------------------------------------------------------------------
  2,000,000  Pico Rivera, CA Public Financing
             Authority(1)                                         5.750          09/01/2039      1,975,020
-----------------------------------------------------------------------------------------------------------
     25,000  Pleasant Hill, CA Special Tax
             Downtown Community Facilities
             District No. 1(1)                                    6.000          09/01/2032         21,899
-----------------------------------------------------------------------------------------------------------
    500,000  Pomona, CA Public Financing
             Authority (Water Facilities)(1)                      5.000          05/01/2047        431,015
-----------------------------------------------------------------------------------------------------------
     50,000  Pomona, CA Unified School
             District(1)                                          6.150          08/01/2030         52,468
-----------------------------------------------------------------------------------------------------------
  2,280,000  Port of Oakland, CA(2)                               5.000          11/01/2032      2,159,617
-----------------------------------------------------------------------------------------------------------
 18,220,000  Port of Oakland, CA(2)                               5.000          11/01/2032     17,257,992
-----------------------------------------------------------------------------------------------------------
  4,000,000  Poway, CA Unified School
             District Special Tax Community
             Facilities District No. 14(1)                        5.250          09/01/2036      2,985,320
-----------------------------------------------------------------------------------------------------------
  3,000,000  Ramona, CA Unified School
             District COP(1)                                       0.000(4)      05/01/2032      2,519,520
-----------------------------------------------------------------------------------------------------------
     25,000  Rancho Cordova, CA Community
             Facilities District Special Tax
             (Sunridge Anatolia)(1)                               6.000          09/01/2033         22,349
-----------------------------------------------------------------------------------------------------------
     20,000  Rancho Cordova, CA Community
             Facilities District Special Tax
             (Sunridge Anatolia)(1)                               6.100          09/01/2037         17,672
-----------------------------------------------------------------------------------------------------------
    600,000  Rancho Cucamonga, CA Community
             Facilities District Special Tax
             (Amador)(1)                                          5.000          09/01/2027        479,238
-----------------------------------------------------------------------------------------------------------
  1,260,000  Rancho Cucamonga, CA Community
             Facilities District Special Tax
             (Amador)(1)                                          5.000          09/01/2037        887,078
-----------------------------------------------------------------------------------------------------------
  9,560,000  Rancho Cucamonga, CA Community
             Facilities District Special Tax
             (Etiwanda)(1)                                        5.375          09/01/2036      7,191,510
-----------------------------------------------------------------------------------------------------------
    570,000  Rancho Cucamonga, CA Community
             Facilities District Special Tax
             (Vintners)(1)                                        5.000          09/01/2027        477,084
-----------------------------------------------------------------------------------------------------------
  1,120,000  Rancho Cucamonga, CA Community
             Facilities District Special Tax
             (Vintners)(1)                                        5.000          09/01/2037        833,930
-----------------------------------------------------------------------------------------------------------
  2,510,000  Rancho Cucamonga, CA Community
             Facilities District Special Tax
             (Vintners)(1)                                        5.375          09/01/2036      1,888,148
-----------------------------------------------------------------------------------------------------------
     20,000  Rancho Santa Fe, CA Community
             Services District Special Tax(1)                     6.600          09/01/2023         20,017
-----------------------------------------------------------------------------------------------------------
  5,000,000  Rancho, CA Water District
             Financing Authority(1)                               5.000          08/01/2028      5,104,850
-----------------------------------------------------------------------------------------------------------
     10,000  Redding, CA Improvement Bond Act
             1915 (Tierra Oaks Assessment
             District 1993-1)(1)                                  7.000          09/02/2012          9,816
-----------------------------------------------------------------------------------------------------------
  1,975,000  Rialto, CA Redevel. Agency
             (Merged Project Area)(1)                             5.875          09/01/2033      1,753,030
-----------------------------------------------------------------------------------------------------------
    490,000  Rialto, CA Special Tax Community
             Facilities District No. 2006-1(1)                    5.250          09/01/2026        417,892
-----------------------------------------------------------------------------------------------------------
  1,470,000  Rialto, CA Special Tax Community
             Facilities District No. 2006-1(1)                    5.350          09/01/2036      1,128,299
-----------------------------------------------------------------------------------------------------------
     25,000  Richgrove, CA School District(1)                     6.375          07/01/2018         25,017
-----------------------------------------------------------------------------------------------------------
  2,000,000  Richmond, CA Joint Powers
             Financing Authority (Civic
             Center)(1)                                           5.750          08/01/2029      2,077,660
-----------------------------------------------------------------------------------------------------------
  2,660,000  Richmond, CA Joint Powers
             Financing Authority (Westridge
             Hilltop Apartments)(1)                               5.000          12/15/2026      2,234,932
-----------------------------------------------------------------------------------------------------------
  1,165,000  Richmond, CA Joint Powers
             Financing Authority (Westridge
             Hilltop Apartments)(1)                               5.000          12/15/2033        905,496
-----------------------------------------------------------------------------------------------------------

16 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                             COUPON          MATURITY        VALUE
--------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------------
$ 2,500,000  Ridgecrest, CA Redevel. Agency
             (Ridgecrest Redevel.)(1)               6.250%         06/30/2037    $2,369,100
--------------------------------------------------------------------------------------------
 10,530,000  Rio Hondo, CA Community College
             District                               0.000(4)       08/01/2042     4,042,256
--------------------------------------------------------------------------------------------
  4,000,000  Rio Vista, CA Community
             Facilities District Special Tax
             No. 1(1)                               5.125          09/01/2036     2,811,720
--------------------------------------------------------------------------------------------
  3,000,000  Rio Vista, CA Community
             Facilities District Special Tax
             No. 2004-1(1)                          5.850          09/01/2035     2,366,100
--------------------------------------------------------------------------------------------
 15,065,000  River Islands, CA Public
             Financing Authority(1)                 5.200          09/01/2037     9,379,921
--------------------------------------------------------------------------------------------
    100,000  River Islands, CA Public
             Financing Authority(1)                 6.000          09/01/2027        79,313
--------------------------------------------------------------------------------------------
     25,000  River Islands, CA Public
             Financing Authority(1)                 6.000          09/01/2035        18,020
--------------------------------------------------------------------------------------------
    700,000  Riverbank, CA Redevel. Agency
             (Riverbank Reinvestment)               5.000          08/01/2032       468,937
--------------------------------------------------------------------------------------------
  6,585,000  Riverside County, CA Community
             Facilities District (Scott Road)(1)    7.250          09/01/2038     6,093,561
--------------------------------------------------------------------------------------------
     25,000  Riverside County, CA Community
             Facilities District Special Tax(1)     5.600          09/01/2019        24,029
--------------------------------------------------------------------------------------------
  1,000,000  Riverside County, CA Redevel.
             Agency (Jurupa Valley Redevel.)(1)     0.000(4)       10/01/2027       534,550
--------------------------------------------------------------------------------------------
  1,000,000  Riverside County, CA Redevel.
             Agency (Jurupa Valley Redevel.)(1)     0.000(4)       10/01/2031       537,370
--------------------------------------------------------------------------------------------
  1,225,000  Riverside County, CA Redevel.
             Agency (Jurupa Valley Redevel.)(1)     6.500          10/01/2025     1,209,161
--------------------------------------------------------------------------------------------
  1,200,000  Riverside County, CA Redevel.
             Agency (Jurupa Valley Redevel.)(1)     6.750          10/01/2030     1,180,812
--------------------------------------------------------------------------------------------
  1,725,000  Riverside, CA (Recovery Zone
             Facility) COP(1)                       5.500          03/01/2040     1,551,879
--------------------------------------------------------------------------------------------
  1,500,000  Riverside, CA Improvement Bond
             Act 1915 (Hunter Park Assessment
             District)(1)                           5.200          09/02/2036     1,111,035
--------------------------------------------------------------------------------------------
    135,000  Riverside, CA Improvement Bond
             Act 1915 (Sycamore Canyon
             Assessment District)(1)                8.500          09/02/2012       137,304
--------------------------------------------------------------------------------------------
  1,000,000  Riverside, CA Special Tax
             Community Facilities District
             No. 92-1, Series A(1)                  5.300          09/01/2034       798,440
--------------------------------------------------------------------------------------------
     25,000  Riverside, CA Unified School
             District(1)                            5.500          09/01/2032        21,365
--------------------------------------------------------------------------------------------
  1,385,000  Riverside, CA Unified School
             District Special Tax Community
             Facilities District No. 12(1)          8.500          09/01/2038     1,402,686
--------------------------------------------------------------------------------------------
    355,000  Riverside, CA Unified School
             District Special Tax Community
             Facilities District No. 15(1)          6.500          09/01/2029       344,613
--------------------------------------------------------------------------------------------
  1,070,000  Riverside, CA Unified School
             District Special Tax Community
             Facilities District No. 15(1)          6.750          09/01/2039     1,011,995
--------------------------------------------------------------------------------------------
     25,000  Romoland, CA School District
             Special Tax(1)                         5.250          09/01/2035        20,042
--------------------------------------------------------------------------------------------
  1,995,000  Romoland, CA School District
             Special Tax(1)                         5.375          09/01/2038     1,548,599
--------------------------------------------------------------------------------------------
  1,115,000  Roseville, CA Special Tax
             (Diamond Creek)(1)                     5.000          09/01/2026       615,837
--------------------------------------------------------------------------------------------
  4,850,000  Roseville, CA Special Tax
             (Diamond Creek)(1)                     5.000          09/01/2037     2,252,583
--------------------------------------------------------------------------------------------
  3,445,000  Roseville, CA Special Tax (Stone
             Point)(1)                              5.250          09/01/2036     1,848,794
--------------------------------------------------------------------------------------------
     60,000  Sacramento, CA Health Facility
             (Center for Aids Research
             Education & Services)(1)               5.300          01/01/2024        59,999
--------------------------------------------------------------------------------------------
     15,000  Sacramento, CA Special Tax
             (North Natomas Community
             Facilities)(1)                         6.000          09/01/2033        13,840
--------------------------------------------------------------------------------------------

17 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                                         COUPON         MATURITY            VALUE
-------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-------------------------------------------------------------------------------------------------------
$ 1,515,000  San Bernardino County, CA
             Redevel. Agency Tax Allocation
             (San Sevaine Redevel.)(1)                         5.000%         09/01/2025    $ 1,256,617
-------------------------------------------------------------------------------------------------------
  1,850,000  San Bernardino, CA Joint Powers
             Financing Authority (Tax
             Allocation)(1)                                    6.625          04/01/2026      1,753,541
-------------------------------------------------------------------------------------------------------
  1,410,000  San Bernardino, CA Mountains
             Community Hospital District COP                   5.000          02/01/2027        984,688
-------------------------------------------------------------------------------------------------------
  3,235,000  San Bernardino, CA Mountains
             Community Hospital District COP                   5.000          02/01/2037      2,016,796
-------------------------------------------------------------------------------------------------------
  1,225,000  San Diego County, CA COP                          5.700          02/01/2028        934,773
-------------------------------------------------------------------------------------------------------
  6,645,000  San Diego County, CA Redevel.
             Agency (Gillespie Field)(1)                       5.750          12/01/2032      5,074,787
-------------------------------------------------------------------------------------------------------
 12,335,000  San Diego, CA Community College
             District(2)                                       5.000          05/01/2030     12,381,460
-------------------------------------------------------------------------------------------------------
  3,000,000  San Diego, CA Hsg. Authority
             (Sorrento Tower Apartments)(1)                    5.000          05/01/2029      3,026,580
-------------------------------------------------------------------------------------------------------
     20,000  San Diego, CA Improvement Bond
             Act 1915(1)                                       6.200          09/02/2033         17,028
-------------------------------------------------------------------------------------------------------
  5,880,000  San Diego, CA Public Facilities
             Financing Authority(1)                            5.250          08/01/2027      6,203,576
-------------------------------------------------------------------------------------------------------
 10,000,000  San Diego, CA Regional Building
             Authority (County Operations Center & Annex)(2)   5.375          02/01/2036     10,046,300
-------------------------------------------------------------------------------------------------------
     65,000  San Francisco, CA City & County
             Airports Commission(1)                            5.000          05/01/2030         58,885
-------------------------------------------------------------------------------------------------------
     15,000  San Francisco, CA City & County
             Airports Commission (SFO Fuel
             Company)(1)                                       5.250          01/01/2024         14,801
-------------------------------------------------------------------------------------------------------
  2,000,000  San Francisco, CA City & County
             Redevel. Financing Authority
             (Mission Bay North Redevel.)(1)                   6.500          08/01/2039      1,970,500
-------------------------------------------------------------------------------------------------------
    400,000  San Francisco, CA City & County
             Redevel. Financing Authority
             (Mission Bay North Redevel.)(1)                   6.750          08/01/2033        406,944
-------------------------------------------------------------------------------------------------------
    500,000  San Francisco, CA City & County
             Redevel. Financing Authority
             (Mission Bay North Redevel.)(1)                   7.000          08/01/2033        504,845
-------------------------------------------------------------------------------------------------------
  1,500,000  San Francisco, CA City & County
             Redevel. Financing Authority
             (Mission Bay South Redevel.)(1)                   6.625          08/01/2039      1,444,125
-------------------------------------------------------------------------------------------------------
    500,000  San Francisco, CA City & County
             Redevel. Financing Authority
             (San Francisco Redevel.)(1)                       6.500          08/01/2032        503,520
-------------------------------------------------------------------------------------------------------
    545,000  San Francisco, CA City & County
             Redevel. Financing Authority
             (San Francisco Redevel.)(1)                       6.625          08/01/2039        549,747
-------------------------------------------------------------------------------------------------------
  1,090,000  San Gorgonio, CA Memorial Health
             Care District(1)                                  6.750          08/01/2022      1,198,335
-------------------------------------------------------------------------------------------------------
  1,040,000  San Gorgonio, CA Memorial Health
             Care District(1)                                  6.750          08/01/2023      1,140,194
-------------------------------------------------------------------------------------------------------
  6,500,000  San Gorgonio, CA Memorial
             Healthcare(1)                                     7.100          08/01/2033      6,881,420
-------------------------------------------------------------------------------------------------------
  6,490,000  San Jacinto, CA Financing
             Authority, Tranche A(1)                           6.600          09/01/2033      4,823,173
-------------------------------------------------------------------------------------------------------
  6,345,000  San Jacinto, CA Financing
             Authority, Tranche B(1)                           6.600          09/01/2033      4,715,414
-------------------------------------------------------------------------------------------------------
  6,510,000  San Jacinto, CA Financing
             Authority, Tranche C                              6.600          09/01/2033      4,828,467
-------------------------------------------------------------------------------------------------------
    250,000  San Jacinto, CA Unified School
             District Special(1)                               5.750          09/01/2040        217,080
-------------------------------------------------------------------------------------------------------
    500,000  San Jacinto, CA Unified School
             District Special Tax(1)                           5.100          09/01/2036        293,835
-------------------------------------------------------------------------------------------------------
     35,000  San Jose, CA Improvement Bond
             Act 1915(1)                                       5.875          09/02/2023         33,388
-------------------------------------------------------------------------------------------------------
  3,150,000  San Jose, CA Multifamily Hsg.
             (El Parador Apartments)(1)                        6.200          01/01/2041      2,711,268
-------------------------------------------------------------------------------------------------------
     25,000  San Jose, CA Special Tax
             Community Facilities District
             No. 9 (Bailey Highway 101)(1)                     6.600          09/01/2027         24,245
-------------------------------------------------------------------------------------------------------

18 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                          COUPON        MATURITY      VALUE
--------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------
$1,000,000   San Marcos, CA School Financing
             Authority(1)                        5.000%       08/15/2035  $   938,430
--------------------------------------------------------------------------------------
   550,000   Santa Ana, CA Unified School
             District Special Tax(1)             5.100        09/01/2035      393,289
--------------------------------------------------------------------------------------
 1,000,000   Santa Clara County, CA Hsg.
             Authority (Rivertown
             Apartments)(1)                      5.850        08/01/2031      944,100
--------------------------------------------------------------------------------------
 1,960,000   Santa Clara County, CA Hsg.
             Authority (Rivertown
             Apartments)(1)                      6.000        08/01/2041    1,806,571
--------------------------------------------------------------------------------------
    50,000   Santa Clarita, CA Community
             Facilities District Special Tax(1)  5.850        11/15/2032       44,205
--------------------------------------------------------------------------------------
 8,395,000   Santa Cruz County, CA Redevel.
             Agency (Live Oak/Soquel
             Community)(1)                       7.000        09/01/2036    8,930,097
--------------------------------------------------------------------------------------
   805,000   Saugus, CA Union School
             District(7)                         6.750        09/01/2034      797,441
--------------------------------------------------------------------------------------
 2,715,000   Saugus, CA Union School
             District(7)                         7.000        09/01/2041    2,723,851
--------------------------------------------------------------------------------------
 5,535,000   Saugus, CA Union School District
             Community Facilities District
             No. 2006(1)                        11.625        09/01/2038    6,257,428
--------------------------------------------------------------------------------------
 1,670,000   Saugus, CA Union School District
             Community Facilities District
             No. 2006(1)                        11.625        09/01/2038    1,887,968
--------------------------------------------------------------------------------------
    10,000   Seaside, CA Redevel. Agency Tax
             Allocation(1)                       5.375        08/01/2033        8,927
--------------------------------------------------------------------------------------
 2,500,000   Sequoia, CA Unified High School
             District(1)                         5.875        07/01/2036    2,626,750
--------------------------------------------------------------------------------------
 5,000,000   Sequoia, CA Unified High School
             District(1)                         6.000        07/01/2043    5,282,100
--------------------------------------------------------------------------------------
 1,090,000   Shafter, CA Community Devel.
             Agency Tax Allocation(1)            5.400        11/01/2026      905,114
--------------------------------------------------------------------------------------
 3,335,000   Shafter, CA Community Devel.
             Agency Tax Allocation(1)            5.450        11/01/2036    2,477,605
--------------------------------------------------------------------------------------
 1,720,000   Signal Hill, CA Redevel. Agency
             Tax Allocation(1)                   7.000        10/01/2026    1,680,320
--------------------------------------------------------------------------------------
   335,000   Soledad, CA Redevel. Agency
             (Soledad Redevel.)(1)               5.350        12/01/2028      280,150
--------------------------------------------------------------------------------------
     5,000   Sonoma County, CA Community
             Redevel. Agency (Roseland)(1)       7.900        08/01/2013        5,049
--------------------------------------------------------------------------------------
 2,000,000   South Bayside, CA Waste
             Management Authority (Shoreway
             Environmental)(1)                   6.000        09/01/2036    1,995,920
--------------------------------------------------------------------------------------
 4,500,000   Southern CA Metropolitan Water
             District(1)                         5.000        07/01/2035    4,582,800
--------------------------------------------------------------------------------------
 1,835,000   Southern CA Public Power
             Authority(1)                        5.000        11/01/2033    1,645,426
--------------------------------------------------------------------------------------
   470,000   Southern CA Public Power
             Authority(1)                        5.250        11/01/2022      462,118
--------------------------------------------------------------------------------------
    50,000   Southern CA Public Power
             Authority(1)                        5.250        11/01/2023       48,845
--------------------------------------------------------------------------------------
             Southern CA Public Power
   250,000   Authority(1)                        5.250        11/01/2026      240,010
--------------------------------------------------------------------------------------
   205,000   Southern CA Public Power
             Authority Natural Gas(1)            5.000        11/01/2028      188,809
--------------------------------------------------------------------------------------
   165,000   Southern CA Public Power
             Authority Natural Gas(1)            5.000        11/01/2029      151,368
--------------------------------------------------------------------------------------
 2,255,000   Southern CA Public Power
             Authority Natural Gas(1)            5.250        11/01/2027    2,154,337
--------------------------------------------------------------------------------------
 9,000,000   Southern CA Tobacco
             Securitization Authority(1)         5.125        06/01/2046    5,506,650
--------------------------------------------------------------------------------------
97,775,000   Southern CA Tobacco
             Securitization Authority            7.100(3)     06/01/2046    1,876,302
--------------------------------------------------------------------------------------
21,975,000   Southern CA Tobacco
             Securitization Authority (TASC)(1)  5.000        06/01/2037   14,266,610
--------------------------------------------------------------------------------------
    15,000   Spreckels, CA Union School
             District                            6.125        08/01/2018       15,069
--------------------------------------------------------------------------------------
 1,935,000   Stockton, CA Community
             Facilities District(1)              6.125        09/01/2031    1,612,010
--------------------------------------------------------------------------------------
 2,930,000   Stockton, CA Community
             Facilities District(1)              6.250        09/01/2037    2,361,785
--------------------------------------------------------------------------------------
 2,000,000   Stockton, CA Community
             Facilities District (Arch Road
             East No. 99-02)(1)                  5.875        09/01/2037    1,652,380
--------------------------------------------------------------------------------------

19 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                          COUPON        MATURITY      VALUE
--------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------------
$1,000,000    Stockton, CA Public Financing
              Authority, Series A(1)              5.250%       09/01/2037  $  685,850
--------------------------------------------------------------------------------------
    10,000    Suisun City, CA Public Financing
              Authority (Suisun City
              Redevel.)(1)                        5.200        10/01/2028       8,679
--------------------------------------------------------------------------------------
    15,000    Sulphur Springs, CA Unified
              School District Community
              Facilities District No. 2002-1-
              A(1)                                6.000        09/01/2033      12,451
--------------------------------------------------------------------------------------
    65,000    Susanville, CA Public Financing
              Authority(1)                        7.750        09/01/2017      65,224
--------------------------------------------------------------------------------------
 1,000,000    Susanville, CA Public Financing
              Authority (Utility Enterprises)(1)  5.500        06/01/2030     901,560
--------------------------------------------------------------------------------------
   100,000    Temecula Valley Unified School
              District Community Facilities
              District No. 2005-1(1)              5.000        09/01/2036      79,089
--------------------------------------------------------------------------------------
    20,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Harveston)(1)             5.100        09/01/2036      15,231
--------------------------------------------------------------------------------------
   990,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Roripaugh)(1)             4.900        09/01/2013     879,823
--------------------------------------------------------------------------------------
   165,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Roripaugh)(1)             5.000        09/01/2014     139,669
--------------------------------------------------------------------------------------
   740,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Roripaugh)(1)             5.050        09/01/2015     598,423
--------------------------------------------------------------------------------------
   805,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Roripaugh)(1)             5.100        09/01/2016     623,207
--------------------------------------------------------------------------------------
 8,000,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Roripaugh)(1)             5.450        09/01/2026   4,560,240
--------------------------------------------------------------------------------------
13,790,000    Temecula, CA Public Financing
              Authority Community Facilities
              District (Roripaugh)(1)             5.500        09/01/2036   6,855,285
--------------------------------------------------------------------------------------
 2,500,000    Temecula, CA Redevel. Agency(1)     5.250        08/01/2036   2,041,600
--------------------------------------------------------------------------------------
 4,560,000    Trinity County, CA COP              8.500        01/15/2026   4,009,152
--------------------------------------------------------------------------------------
    50,000    Truckee-Donner, CA Public
              Utility District Special Tax(1)     6.100        09/01/2033      40,003
--------------------------------------------------------------------------------------
   500,000    Tulare, CA Health Care District(1)  6.500        08/01/2026     543,620
--------------------------------------------------------------------------------------
   630,000    Turlock, CA Health Facility
              (Emanuel Medical Center) COP(1)     5.000        10/15/2017     636,917
--------------------------------------------------------------------------------------
 2,590,000    Turlock, CA Health Facility
              (Emanuel Medical Center) COP(1)     5.000        10/15/2022   2,355,450
--------------------------------------------------------------------------------------
   305,000    Turlock, CA Health Facility
              (Emanuel Medical Center) COP(1)     5.125        10/15/2027     260,507
--------------------------------------------------------------------------------------
 2,500,000    Turlock, CA Health Facility
              (Emanuel Medical Center) COP(1)     5.125        10/15/2037   1,936,250
--------------------------------------------------------------------------------------
    60,000    Turlock, CA Public Financing
              Authority(1)                        5.450        09/01/2024      58,063
--------------------------------------------------------------------------------------
   500,000    TwentyNine Palms, CA Redevel.
              Agency Tax Allocation (Four
              Corners)(1)                         7.400        09/01/2032     494,645
--------------------------------------------------------------------------------------
   415,000    TwentyNine Palms, CA Redevel.
              Agency Tax Allocation (Four
              Corners)(1)                         7.400        09/01/2032     410,555
--------------------------------------------------------------------------------------
    35,000    Union City, CA Special Tax
              Community Facilities District
              No. 1997-1(1)                       5.800        09/01/2028      29,971
--------------------------------------------------------------------------------------
   100,000    Upland, CA Community Facilities
              District Special Tax (Colonies
              at San Antonio)(1)                  5.900        09/01/2024      98,004
--------------------------------------------------------------------------------------
    60,000    Upland, CA Community Facilities
              District Special Tax (Colonies
              at San Antonio)(1)                  6.000        09/01/2024      55,679
--------------------------------------------------------------------------------------

20 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

PRINCIPAL
AMOUNT                                           COUPON        MATURITY         VALUE
-----------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------
$  95,000     Vacaville, CA Public Financing
              Authority(1)                        5.400%       09/01/2022    $    95,015
-----------------------------------------------------------------------------------------
   50,000     Valley Center-Pauma, CA Unified
              School District (Woods Valley
              Ranch)(1)                           6.000        09/01/2033         41,503
-----------------------------------------------------------------------------------------
1,595,000     Ventura County, CA Area Hsg.
              Authority (Mira Vista Senior
              Apartments)(1)                      5.150        12/01/2031      1,214,433
-----------------------------------------------------------------------------------------
   50,000     Watsonville, CA Redevel. Agency
              Tax Allocation (Watsonville 2000
              Redevel.)(1)                        5.000        09/01/2024         44,974
-----------------------------------------------------------------------------------------
1,000,000     West Fresno, CA Elementary
              School District(1)                  6.600        05/01/2035      1,114,110
-----------------------------------------------------------------------------------------
1,500,000     West Hollywood, CA Community
              Devel. Commission Tax Allocation
              (East Side Redevel.)(1)             7.500        09/01/2042      1,533,300
-----------------------------------------------------------------------------------------
   50,000     West Kern, CA Water District(1)     4.500        06/01/2025         45,714
-----------------------------------------------------------------------------------------
  145,000     West Patterson, CA Financing
              Authority Special Tax(1)            6.100        09/01/2032        119,036
-----------------------------------------------------------------------------------------
1,000,000     Westside, CA Union School
              District(1)                         5.250        09/01/2036        788,700
-----------------------------------------------------------------------------------------
2,300,000     Woodland, CA Finance Authority(1)   6.000        03/01/2036      2,331,326
-----------------------------------------------------------------------------------------
1,500,000     Woodland, CA Finance Authority(1)   6.000        03/01/2041      1,509,270
-----------------------------------------------------------------------------------------
   10,000     Woodland, CA Special Tax
              Community Facilities District
              No. 1(1)                            6.000        09/01/2028          8,644
-----------------------------------------------------------------------------------------
3,550,000     Yuba City, CA Redevel. Agency(1)    5.250        09/01/2039      2,524,831
                                                                           -------------
                                                                           1,284,481,931

U.S. POSSESSIONS-9.0%
 2,955,000     Northern Mariana Islands Ports
               Authority,
               Series A(1)                         5.500        03/15/2031      2,356,819
-----------------------------------------------------------------------------------------
 1,640,000     Northern Mariana Islands Ports
               Authority, Series A                 6.250        03/15/2028      1,136,143
-----------------------------------------------------------------------------------------
 3,700,000     Puerto Rico Aqueduct & Sewer
               Authority(1)                        0.000(4)     07/01/2024      3,869,164
-----------------------------------------------------------------------------------------
 3,100,000     Puerto Rico Aqueduct & Sewer
               Authority(1)                        6.000        07/01/2038      2,965,863
-----------------------------------------------------------------------------------------
 1,000,000     Puerto Rico Commonwealth GO(1)      5.500        07/01/2021      1,028,560
-----------------------------------------------------------------------------------------
23,500,000     Puerto Rico Highway &
               Transportation Authority, Series
               N(1)                                0.734(8)     07/01/2045     12,678,485
-----------------------------------------------------------------------------------------
   900,000     Puerto Rico Infrastructure
               (Mepsi Campus)(1)                   6.500        10/01/2037        794,286
-----------------------------------------------------------------------------------------
 6,055,000     Puerto Rico ITEMECF
               (Cogeneration Facilities)(1)        6.625        06/01/2026      6,058,815
-----------------------------------------------------------------------------------------
40,340,000     Puerto Rico Port Authority
               (American Airlines), Series A       6.250        06/01/2026     31,947,638
-----------------------------------------------------------------------------------------
    25,000     Puerto Rico Port Authority
               (American Airlines), Series A       6.300        06/01/2023         20,467
-----------------------------------------------------------------------------------------
 5,055,000     Puerto Rico Public Buildings
               Authority(1)                        6.750        07/01/2036      5,380,441
-----------------------------------------------------------------------------------------
10,000,000     Puerto Rico Sales Tax Financing
               Corp., Series A(1)                  5.750        08/01/2037      9,839,300
-----------------------------------------------------------------------------------------
17,000,000     Puerto Rico Sales Tax Financing
               Corp., Series A(1)                  6.500        08/01/2044     17,781,320
-----------------------------------------------------------------------------------------
12,000,000     V.I. Public Finance Authority
               (Hovensa Coker)(1)                  6.500        07/01/2021     11,642,400
                                                                           ---------------
                                                                              107,499,701

21 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                               VALUE
----------------------------------------------------------
Total Investments, at Value
(Cost $1,703,726,764)-116.3%               $1,391,981,632
----------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS-(16.3)                          (195,126,089)
                                           --------------
NET ASSETS-100.0%                          $1,196,855,543
                                           ==============

------------------
Footnotes to Statement of Investments

*April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $5,014,951, which represents 0.42% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                          ACQUISITION                           UNREALIZED
SECURITY                                      DATE        COST       VALUE     DEPRECIATION
---------------------------------------------------------------------------------------------
CA Statewide CDA (Berkeley Montessori
   School)                                  2/6/03     $ 5,040,000  $5,014,951  $     25,049

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after April 29, 2011. See accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

22 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                              LEVEL 2-
                                               OTHER         LEVEL 3-
                              LEVEL 1-      SIGNIFICANT     SIGNIFICANT
                             UNADJUSTED      OBSERVABLE    UNOBSERVABLE
                           QUOTED PRICES       INPUTS         INPUTS          VALUE
-----------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  California               $            -  $1,284,481,931  $           -  $1,284,481,931
  U.S. Possessions                      -     107,499,701              -     107,499,701
                          ---------------------------------------------------------------
Total Assets               $            -  $1,391,981,632  $           -  $1,391,981,632
                          ---------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:
ABAG     Association of Bay Area Governments
CDA      Communities Devel. Authority
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax Exempt Receipts
GO       General Obligation
HFA      Housing Finance Agency
IDA      Industrial Devel. Agency
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R    Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA    Orange County Educational Arts Academy
ROLs     Residual Option Longs
SJHCN    St. Joseph Home Care Network
SJHE     St. Joseph Hospital of Eureka
SJHO     St. Joseph Hospital of Orange
SJHS     St. Joseph Health System
TASC     Tobacco Settlement Asset-Backed Bonds
V.I.     United States Virgin Islands

23 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

24 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 29, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
--------------------   --------------------------------
Purchased securities                   $      4,518,279

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $204,635,000 as of April 29, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 29, 2011, municipal bond holdings with a value of $291,864,832 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $204,635,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund

25 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 29, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                                    COUPON    MATURITY
AMOUNT        INVERSE FLOATER(1)                                                             RATE (2)    DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------
$2,500,000    Anaheim, CA Public Financing Authority ROLs (3)                                18.672%   10/1/39    $2,564,700
 2,500,000    Bay Area, CA  Toll Authority ROLs                                              19.656     4/1/43     2,745,000
 2,500,000    Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs(3)                   20.163     4/1/44     2,841,500
 2,495,000    CA Dept. of Veterans Affairs Home Purchase ROLs(3)                             17.799    12/1/27     1,919,853
 2,500,000    CA Dept. of Veterans Affairs Home Purchase ROLs(3)                             18.702    12/1/37     1,358,100
              CA Health Facilities Financing Authority (Providence Health &
 3,555,000    Service/Provident Health System-Oregon Obligated Group)                        19.443    10/1/39     3,513,762
 4,945,000    CA Public Works (Regents University) DRIVERS                                   13.291     4/1/34     4,114,191
 3,000,000    CA Statewide CDA ROLs                                                          20.849     7/1/47     2,249,640
 2,840,000    Citrus, CA Community College District DRIVERS                                  19.239     6/1/31     3,126,158
 7,500,000    East Bay, CA Municipal Utility District (Water System) ROLS(3)                  9.299     6/1/36     7,734,750
 1,290,000    Grossmont, CA Union High School District ROLs(3)                               19.631     8/1/30     1,490,621
 1,225,000    Grossmont, CA Union High School District ROLs(3)                               19.666     8/1/31     1,385,279
 2,500,000    Grossmont, CA Union High School District ROLs(3)                               19.806     8/1/45     2,499,100
 3,750,000    Los Angeles, CA Community College District ROLs(3)                             17.658     8/1/33     3,599,850
 2,500,000    Los Angeles, CA Community College District ROLs(3)                             21.713     8/1/33     3,312,700
              Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
 4,735,000    DRIVERS                                                                        13.887    5/15/24     5,117,115
              Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
 3,335,000    DRIVERS                                                                        14.255    5/15/26     3,593,429
              Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
 3,665,000    DRIVERS                                                                        14.268    5/15/27     3,896,555
              Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
 3,365,000    DRIVERS                                                                        14.262    5/15/28     3,535,606
 3,405,000    Los Angeles, CA Dept. of Airports ROLs                                         14.619    5/15/25     3,711,756
   750,000    Los Angeles, CA Dept. of Water & Power DRIVERS                                 18.923     7/1/34       860,400
 3,000,000    Los Angeles, CA Dept. of Water & Power DRIVERS                                 18.923     7/1/38     3,302,160
 4,075,000    Los Angeles, CA Harbor  ep.. DRIVERS                                           18.438     8/1/34     4,242,238
 6,835,000    Port of Oakland, CA ROLs(3)                                                    13.321    11/1/32     5,752,609
 6,170,000    San Diego, CA Community College District ROLs(3)                                9.295     5/1/30     6,216,460
              San Diego, CA Regional Building Authority (County Operations Center & Annex)
 2,500,000    DRIVERS                                                                        18.944     2/1/36     2,546,300
                                                                                                               -------------
                                                                                                               $  87,229,832
                                                                                                               =============

----------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements

26 | Oppenheimer California Municipal Fund

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 29, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $91,085,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 29, 2011 is as follows:

Cost                                     $45,989,374
Market Value                             $18,811,916
Market Value as a % of  Net Assets              1.57%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

RESTRICTED SECURITIES

As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $1,511,322,258 (1)
                                  ==============
Gross unrealized appreciation     $   24,316,501
Gross unrealized depreciation       (349,233,711)
                                  --------------
Net unrealized depreciation       $ (324,917,210)
                                  ==============

----------

1. The Federal tax cost of securities does not include cost of $205,576,584 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

27 | Oppenheimer California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer California Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011